FRANKLIN TEMPLETON LOGO




                            FRANKLIN TECHNOLOGY FUND
                        FRANKLIN GLOBAL HEALTH CARE FUND
                       FRANKLIN GLOBAL COMMUNICATIONS FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund, each of which is a series of Franklin Strategic Series, scheduled for November 12, 2008, at 2:00 p.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card for each Fund of which you are a shareholder. A proxy card is, in essence, a ballot. When you complete a proxy card, it tells us how you wish the individual(s) named on your proxy to vote on important issues relating to your Fund. If you complete and sign a proxy card, we'll vote it exactly as you tell us. If you simply sign and return a proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page 4 of the Prospectus/Proxy Statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE
PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD(S) AND RETURN IT
(THEM) TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).





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                          TELEPHONE AND INTERNET VOTING
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   For your convenience, you may be able to vote by telephone or through the
Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
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FRANKLIN TEMPLETON LOGO



                            FRANKLIN TECHNOLOGY FUND
                        FRANKLIN GLOBAL HEALTH CARE FUND
                       FRANKLIN GLOBAL COMMUNICATIONS FUND
                 (EACH A SERIES OF FRANKLIN STRATEGIC SERIES)

                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 12, 2008

To the Shareholders of the Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund (each a "Target Fund" and collectively the "Target Funds"), each a series of Franklin Strategic Series ("FSS"), will be held at FSS's offices, One Franklin Parkway, San Mateo, California, 94403-1906, November 12, 2008, at 2:00 p.m., Pacific Time. The Meeting is being called for the following purposes:

1. With respect to each Target Fund, voting separately, to approve an Agreement and Plan of Reorganization (the "Plan") between FSS, on behalf of such Target Fund, and Franklin Custodian Funds (the "Acquiring Trust"), on behalf of Franklin DynaTech Fund ("DynaTech Fund"), that provides for: (i) the acquisition of substantially all of the assets of the Target Fund by DynaTech Fund in exchange solely for shares of DynaTech Fund, (ii) the distribution of such shares to the shareholders of the Target Fund, and (iii) the complete liquidation and dissolution of the Target Fund. A shareholder of a Target Fund that effects the Plan will receive Class A, Class B, Class C, Class R, or Advisor Class shares of DynaTech Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B, Class C, Class R or Advisor Class shares of the Target Fund.

2. To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely describes the transaction proposed for each Target Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on August 29, 2008, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore SECRETARY

September 4, 2008

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES OF FSS URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FSS AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.




                           PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


                                TABLE OF CONTENTS

                                                                PAGE
COVER PAGE                                                      Cover
SUMMARY                                                             3
   What proposal will be voted on?                                  3
   How will the Transaction(s) affect me?                           4
   How will shareholder voting be handled?                          6
COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS                 7
   How do the investment goals, strategies and policies of          7
the Funds compare?
   What are the principal risks of an investment in a Fund?         8
   What are the distribution and purchase procedures of the         9
Funds?
   What are the redemption procedures and exchange privileges       9
of the Funds?
   Who manages the Funds?                                           9
   What are the Funds' Investment Management and Fund              12
      Administration Fees?
   What are the fees and expenses of each of the Funds and         14
what might they be after the Transactions?
   How do the performance records of the Funds compare?            25
   Where can I find more financial and performance                 26
information about the Funds?
   What are other key features of the Funds?                       26
REASONS FOR THE TRANSACTIONS                                       28
INFORMATION ABOUT THE TRANSACTIONS                                 30
   How will the Transactions be carried out?                       30
   Who will pay the expenses of the Transactions?                  31
   What are the tax consequences of the Transactions?              32
   What should I know about the shares of DynaTech Fund?           34
   What are the capitalizations of the Funds and what might        34
      the capitalization be after the Transactions?
COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS     36
   Are there any significant differences between the               36
   investment goals, strategies, policies and risks of the Funds?
   How do the investment restrictions of the Funds differ?         38
   What are the principal risk factors associated with             38
investments in the Funds?
INFORMATION ABOUT DYNATECH FUND                                    41
INFORMATION ABOUT THE TARGET FUNDS                                 41
FURTHER INFORMATION ABOUT THE FUNDS                                42
VOTING INFORMATION                                                 44
   How many votes are necessary to approve a Target Fund's         44
Plan?
   How do I ensure my vote is accurately recorded?                 45
   May I revoke my proxy?                                          45
   What other matters will be voted upon at the Meeting?           45
   Who is entitled to vote?                                        46
   How will proxies be solicited?                                  46
   Are there dissenters' rights?                                   47
PRINCIPAL HOLDERS OF SHARES                                        47
SHAREHOLDERS PROPOSALS                                             48
ADJOURNMENT                                                        48
GLOSSARY--USEFUL TERMS AND DEFINITIONS                             49
EXHIBITS TO PROSPECTUS/PROXY STATEMENT                             52

   EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION         A-1

   EXHIBIT B--PROSPECTUS OF FRANKLIN DYNATECH FUND - CLASS A,
   CLASS B, CLASS C, CLASS R AND ADVISOR CLASS, DATED
   FEBRUARY 1, 2008, AS AMENDED AND
     SUPPLEMENTED TO DATE (ENCLOSED)                               B-1


   EXHIBIT C - PRINCIPAL HOLDERS OF SECURITIES                     C-1





                           PROSPECTUS/PROXY STATEMENT
                             DATED SEPTEMBER 4, 2008

               ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
                            FRANKLIN TECHNOLOGY FUND,
                      FRANKLIN GLOBAL HEALTH CARE FUND, AND
                       FRANKLIN GLOBAL COMMUNICATIONS FUND
                 (EACH A SERIES OF FRANKLIN STRATEGIC SERIES)

                        BY AND IN EXCHANGE FOR SHARES OF

                             FRANKLIN DYNATECH FUND
                    (A SERIES OF FRANKLIN CUSTODIAN FUNDS)


This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin Technology Fund ("Technology Fund"), Franklin Global Health Care Fund ("Health Care Fund"), and Franklin Global Communications Fund ("Communications Fund") (each a "Target Fund" and collectively the "Target Funds"), each of which is a series of Franklin Strategic Series ("FSS"). At the Meeting, shareholders of each Target Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (each individually a "Plan" and collectively the "Plans") for that Target Fund. If shareholders of a Target Fund vote to approve the Plan, substantially all of the assets of that Target Fund will be acquired by Franklin DynaTech Fund ("DynaTech Fund"), a series of Franklin Custodian Funds (the "Acquiring Trust"), in exchange for shares of Franklin DynaTech Fund - Class A ("DynaTech Fund Class A shares"), Franklin DynaTech Fund - Class B ("DynaTech Fund Class B shares"), Franklin DynaTech Fund - Class C ("DynaTech Fund Class C shares"), Franklin DynaTech Fund - Class R ("DynaTech Fund Class R shares"), and Franklin DynaTech Fund - Advisor Class ("DynaTech Fund Advisor Class shares").

The principal offices of FSS and the Acquiring Trust are located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the offices of FSS and the Acquiring Trust by telephone by calling 1-800-342-5236.

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THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OR ACCURACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
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The Meeting will be held at FSS's offices, One Franklin Parkway, San Mateo,
California, on November 12, 2008 at 2:00 p.m., Pacific Time. The Board of Trustees of FSS (the "FSS Board"), on behalf of each Target Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about September 12, 2008.

If you are a shareholder of a Target Fund whose shareholders vote to approve the Plan on behalf of that Target Fund, you will receive DynaTech Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of that Target Fund, DynaTech Fund Class B shares of equivalent aggregate NAV to your investment in Class B shares of that Target Fund, DynaTech Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of that Target Fund, DynaTech Fund Class R shares of equivalent aggregate NAV to your investment in Class R shares of that Target Fund, and DynaTech Fund Advisor Class shares of equivalent aggregate NAV to your investment in Advisor Class shares of that Target Fund. That Target Fund will then be liquidated and dissolved. Though shareholders of the Target Funds are voting on the same proposal, each Plan represents a separate transaction.

The investment goals of Technology Fund and Health Care Fund are identical to the investment goal of DynaTech Fund. Each has an investment goal of capital appreciation. Communications Fund's investment goal is to seek to provide total return, without undue risk, which varies from the investment goal of DynaTech Fund by having some emphasis on current income.

This Prospectus/Proxy Statement includes information about the proposed transactions and DynaTech Fund that you should know before voting on the Plan with respect to your Target Fund. You should retain it for future reference. Additional information about DynaTech Fund and the proposed transaction has been filed with the SEC and can be found in the following documents:

o The Prospectus of DynaTech Fund - Class A, Class B, Class C, Class R and Advisor Class dated February 1, 2008, as supplemented and amended to date (the "DynaTech Fund Prospectus"), which is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated September 4, 2008, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the DynaTech Fund Prospectus without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

                                     SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Agreement and Plan of Reorganization (each individually a "Plan" and collectively the "Plans") (attached as Exhibit A) and the DynaTech Fund Prospectus (enclosed as Exhibit
B).


WHAT PROPOSAL WILL BE VOTED ON?
At a meeting held on July 10, 2008, the FSS Board, on behalf of each Target Fund, considered a proposal to reorganize each Target Fund with and into DynaTech Fund, approved the Plans, and voted to recommend that shareholders of each Target Fund vote to approve their applicable Plan. In addition, at a meeting also held on July 10, 2008, the Board of Trustees of the Acquiring Trust, on behalf of DynaTech Fund, concluded that the Plans are in the best interests of DynaTech Fund and its shareholders and approved the Plans.

If shareholders of a Target Fund vote to approve the applicable Plan, substantially all of that Target Fund's assets will be transferred to DynaTech Fund in exchange for shares of DynaTech Fund of equivalent aggregate NAV. If you are a shareholder of a Target Fund that approves its Plan, your Class A, Class B, Class C, Class R, or Advisor Class shares of that Target Fund will be exchanged for shares of equivalent aggregate NAV of the corresponding class of DynaTech Fund. Because each Target Fund and DynaTech Fund (each, a "Fund" and, collectively, the "Funds") has a different NAV per share, the number of DynaTech Fund shares that you receive will likely be different than the number of Target Fund shares that you own even though the total value of your investment will be the same immediately before and after the exchange. After shares of DynaTech Fund are distributed to a Target Fund's shareholders, that Target Fund will be completely liquidated and dissolved. (Each proposed transaction is referred to in this Prospectus/Proxy Statement as a "Transaction," and collectively all three are called the "Transactions") As a result of a Transaction, you will cease to be a shareholder of a Target Fund and will become a shareholder of DynaTech Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about December 3, 2008.

Franklin Advisers, Inc. ("FAI") serves as investment manager to each Fund. The investment goals of Technology Fund, Health Care Fund, and DynaTech Fund are identical. However, the investment goals of DynaTech Fund and Communications Fund differ from each other in that Communications Fund has as part of its investment goal some component of income. DynaTech Fund has investment policies that are similar, but not identical, to those of each Target Fund, in that each Target Fund has a fundamental policy requiring it to concentrate its investments in the industry or sector suggested by its name, whereas DynaTech Fund is not required to be so concentrated in its investments. For the reasons set forth in the "Reasons for the Transactions" section of this Prospectus/Proxy Statement, the FSS Board, including the Trustees who are not "interested persons" of FSS as such term is defined in the 1940 Act (the "Independent Trustees"), on behalf of each Target Fund, has determined that the Transactions are in the best interests of the Target Funds and each Target Fund's shareholders. The FSS Board and the Board of Trustees of the Acquiring Trust also concluded that no dilution in value would result to the shareholders of any Target Fund or DynaTech Fund, respectively, as a result of the Transaction.

It is expected that Target Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for DynaTech Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transactions--What are the tax consequences of the Transactions?"

                 THE BOARD OF TRUSTEES OF FSS RECOMMENDS THAT YOU

                          VOTE TO APPROVE THE PLAN(S).

HOW WILL THE TRANSACTION(S) AFFECT ME?

If a Transaction is completed for a Fund of which you are a shareholder, you will cease to be a shareholder of that Target Fund and become a shareholder of DynaTech Fund. It is anticipated that the Transaction(s) will benefit you as follows:

COST SAVINGS. The total annual operating expenses of DynaTech Fund are less than the operating expenses of each Target Fund. In addition, each of the Target Funds is relatively small, and has recently experienced only relatively modest new sales. Thus, FAI believes that it is unlikely that any Target Fund will experience significant future net sales that would allow such Fund's expenses to decrease as a percentage of net assets by being spread across a larger asset base. The following table compares the annualized net expense ratio, after fee waivers and reimbursements, for each class of DynaTech Fund, based on the fiscal year ended September 30, 2007, with those of each class of each Target Fund, based on the fiscal year ended April 30, 2008:

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               TECHNOLOGY    HEALTH CARE  COMMUNICATIONS DYNATECH
                  FUND          FUND          FUND         FUND
  -----------------------------------------------------------------
    Class A       1.61%         1.20%         1.26%        0.99%
  -----------------------------------------------------------------
    Class B       2.29%         1.95%         2.01%        1.75%
  -----------------------------------------------------------------
    Class C       2.30%         1.95%         2.01%        1.74%
  -----------------------------------------------------------------
    Class R       1.80%           N/A           N/A        1.25%(1)
  -----------------------------------------------------------------
    Advisor       1.30%           N/A           N/A        0.75%(2)
     Class
  -----------------------------------------------------------------

  1. Class R shares will be offered for the first time in connection with the Transaction with respect to Technology Fund. Expense information is based on the expenses for DynaTech Fund's Class A shares for the fiscal year ended September 30, 2007.
  2. DynaTech Fund began offering Advisor Class shares on May 15, 2008.
    Expense information is based on the expenses for DynaTech Fund's Class A shares for the fiscal year ended September 30, 2007.

For a more detailed comparison of the Funds' fees and expenses, see the sections below captioned "What are the Funds' Investment Management and Fund Administration Fees?" and "What are the fees and expenses of each of the Funds and what might they be after the Transactions?"

OPERATING EFFICIENCIES AND DIVERSIFICATION. Upon the reorganization of a Target Fund into DynaTech Fund, the Target Fund's shareholders will become shareholders of a larger fund that may be able to achieve greater operating efficiencies. As of April 30, 2008, DynaTech Fund's total net assets were approximately $573 million, Technology Fund's total net assets were approximately $56 million, Health Care Fund's total net assets were approximately $143 million, and Communications Fund's total net assets were approximately $107 million.

DynaTech Fund has a science and technology focus that encompasses all three industries in which the Target Funds focus but is more diversified, which may provide shareholders of the Target Funds with lower volatility. FAI also believes that being able to concentrate its investment management resources dedicated to these sectors on one fund may benefit all Fund shareholders.

RELATIVE PERFORMANCE. DynaTech Fund has had stronger one year and ten year average total returns (based upon performance of Class A shares) than any of the Target Funds, and has outperformed or has performed substantially the same as Technology Fund and Health Care Fund for the three- and five-year periods ended April 30, 2008. Only Communications Fund materially out performed DynaTech Fund for the three- and five-year periods ended April 30, 2008.

It is anticipated that the Transaction(s) may disadvantage you as follows:

UNREALIZED APPRECIATION. A Target Fund's shareholders that receive shares of DynaTech Fund would be "buying into" greater unrealized appreciation in value of investments relative to what they are presently exposed to. Such net unrealized gain, when realized on sale of portfolio securities (minus any available capital loss carryovers) is paid to Fund shareholders each calendar year, and any income taxes payable by Fund shareholders on receipt of such payments would reduce their return on investment on an after-tax basis. For more information, please see the section "What are the tax consequences of the Transactions?" in this Prospectus/Proxy Statement.

COSTS OF THE TRANSACTIONS. FSS, on behalf of each respective Target Fund, will pay 25% of the expenses resulting from that Target Fund's participation in a Transaction, including the costs of the proxy solicitation. The Acquiring Trust, on behalf of DynaTech Fund, will pay 25% of such expenses for each Transaction. FAI will pay the remaining 50% of such expenses for each Transaction. The total amount of such expenses for the Transaction with Technology Fund is estimated to be $90,078. The total amount of such expenses for the Transaction with Health Care Fund is estimated to be $108,057. The total amount of such expenses of the Transaction for Communications Fund is estimated to be $138,000.

HOW WILL SHAREHOLDER VOTING BE HANDLED?

Shareholders who own shares of a Target Fund at the close of business on August 29, 2008, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction by a Target Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of that Target Fund or (ii) 67% or more of the outstanding shares of that Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of that Target Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services has been retained by each Target Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

              COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE? INVESTMENT GOALS. The investment goals of Technology Fund and Health Care Fund are identical to the investment goal of DynaTech Fund; each has an investment goal of capital appreciation. The investment goal of Communications Fund is to seek to provide total return, without undue risk, which varies from the investment goal of the other Funds because it has some emphasis on current income. At the present time, however, many of the securities of communications companies in which Communications Fund invests do not pay dividends.

PRINCIPAL INVESTMENT STRATEGIES. Many aspects of the principal investment strategies of the Target Funds are similar to the principal investment strategies of DynaTech Fund. All of the Funds invest principally in equity securities, although there are some differences in their stock selection styles. When choosing equity investments for DynaTech Fund, FAI applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. FAI also considers a company's price/earnings ratio, profit margins and liquidation value. For the Target Funds, FAI applies a "bottom-up," growth-oriented approach, focusing primarily on individual securities of companies that have identifiable drivers of future earnings growth and that present, in FAI's opinion, the best tradeoff between earnings growth, business and financial risk, and valuation.

The most significant difference between the investment strategies of the Target Funds and that of DynaTech Fund is that each Target Fund concentrates its investments within the particular industry or sector suggested by its name, whereas DynaTech Fund is not required to be so concentrated in its investments. Under normal market conditions, Technology Fund invests at least 80% of its net assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. Under normal market conditions, Communications Fund invests at least 80% of its net assets in securities of companies that are involved in the development, manufacture, or sale of communications services and communications equipment. Under normal market conditions, Health Care Fund invests at least 80% of its net assets in the securities of healthcare companies. DynaTech Fund invests in securities of companies in all three sectors in which the Target Funds invest, but also invests in other industries and sectors as well. Under normal market conditions, DynaTech Fund invests substantially in equity securities of companies that emphasize scientific or technological development or that are in fast-growing industries. Therefore, each Target Fund is likely to be impacted to a greater extent than DynaTech Fund by market events and developments affecting its particular industry or sector.

Unlike the other Target Funds or DynaTech Fund, Health Care Fund is non-diversified, meaning that it may invest a larger portion of its assets in securities of one or more issuers than a fund that is diversified. Therefore, Health Care Fund may also be affected to a greater extent than any of the other Funds to market events and developments affecting one or more specific issuers whose securities are held by Health Care Fund.

Each of the Funds is permitted to invest in foreign securities to a significant degree. However, the Funds' level of investment in these types of securities varies. For example, Communications Fund has generally invested to a greater degree in foreign securities than the other Funds. In contrast, Technology Fund has historically had a much smaller investment in foreign securities. As a result, Communications Fund has generally been subject to a greater degree to the risks associated with foreign investing than the other Funds, while Health Care Fund and DynaTech Fund have each been subject to such risks to a smaller degree and Technology Fund has had even less exposure to such risks.

Similarly, the Funds have had different levels of investment in companies of different sizes. Technology Fund has had the largest investment to small- and mid-cap companies and thus has been subject to a greater degree to the risks associated with small- and mid-cap companies. Communications Fund and Health Care Fund have generally invested somewhat less in such companies than Technology Fund. DynaTech Fund has had a greater emphasis on large-cap companies, with a more modest investment in small- and mid-cap companies.

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN A FUND?

 An investment in any of the Funds involves risks common to most mutual funds. There is no guarantee against losses resulting from an investment in any Fund, or that any Fund will achieve its investment goal. Each of the Funds is generally subject to similar risks, specifically the risks associated with investing in equity securities. In addition, each Fund, to varying degrees as described above, is subject to the risks associated with investing in foreign securities and small- and mid-cap companies. FAI believes the greatest difference among the Funds relates to the extent to which each Fund focuses on different sectors or industries and therefore is subject to changes or developments in such sectors or industries. Such focus may also result in relatively greater volatility in performance and share price for the Target Funds. Because DynaTech Fund invests across a broader range of sectors, FAI believes that it provides greater diversification and potentially less volatility.

For more information about the investment goals, strategies, policies, and risks of the Target Funds and DynaTech Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

Shares of each Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. ("Distributors"). Class A shares of each Fund are generally sold at NAV per share plus a sales charge. Class C shares of each Fund are sold at NAV subject to a contingent deferred sales charge ("CDSC") according to an identical CDSC schedule. Class B shares, which are no longer offered to new investors, are subject to a CDSC according to the same schedule for all Funds. Technology Fund has outstanding Class R and Advisor Class shares, which are not subject to a sales charge. Holders of Class A shares of a Target Fund will not be assessed a sales charge on their receipt of DynaTech Fund Class A shares in connection with the Transaction. Holders of Class B and Class C shares of a Target Fund will be given credit for their holding period in the Target Fund in determining any applicable CDSC, and Class B shareholders will be given credit for their holding period of the Class B shares in determining the date of conversion of their DynaTech Fund Class B shares to Class A shares.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE FUNDS?

Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by check after prompt receipt of proper documents, including under certain circumstances signature guarantees. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if redeemed within 18 months following their purchase. A CDSC may also apply when redeeming Class B or C shares of each Fund. Effective September 1, 2008, a previously imposed redemption fee of 2%, which applied to redemptions of any class of shares of any Fund if redeemed within 7 days following their purchase date, was eliminated.

WHO MANAGES THE FUNDS?

The management of the business and affairs of the Target Funds is the responsibility of the FSS Board, while the management and the business and affairs of DynaTech Fund is the responsibility of the Board of Trustees of the Acquiring Trust. Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." FSS was organized as a Delaware statutory trust on January 25, 1991. The Acquiring Trust was organized as a Delaware corporation in 1947, reincorporated as a Maryland corporation in 1979, and was reorganized as a Delaware statutory trust on February 1, 2008.

FAI is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. FAI and its respective affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 157 U.S.-based funds or series. Resources has more than $570 billion in assets under management as of July 31, 2008. The principal shareholders of Resources are Charles B. Johnson and Rupert
H. Johnson, Jr., who are trustees and/or officers of FSS and the Acquiring
Trust.

DynaTech Fund's portfolio managers are Rupert H. Johnson, Jr., Director of FAI, and Matthew J. Moberg, CPA, Vice President of FAI. Mr. Johnson has been a manager of DynaTech Fund since its inception. He joined Franklin Templeton Investments in 1965. Mr. Moberg has been a manager of DynaTech Fund since 2004. He joined Franklin Templeton Investments in 1998. The managers of DynaTech Fund have equal authority over all aspects of DynaTech Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Statement of Additional Information for DynaTech Fund dated February 1, 2008, as amended and supplemented to date (the "DynaTech SAI"), provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in DynaTech Fund. For information on how to obtain a copy of the DynaTech SAI, please see the section entitled "Information About DynaTech Fund."

Technology Fund's portfolio manager is John P. Scandalios, Vice President of FAI. Mr. Scandalios has been a manager of the Fund since 2003. He has primary responsibility for the investments of Technology Fund. He has final authority over all aspects of Technology Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

Health Care Fund's portfolio manager is Matthew Willey, CFA, Portfolio Manager of FAI. Mr. Willey has been portfolio manager of Health Care Fund since 2003. He has primary responsibility for the investments of Health Care Fund. He has final authority over all aspects of Health Care Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2002. Evan McCulloch, CFA, Vice President of FAI, has secondary portfolio management responsibilities for Health Care Fund. Mr. McCulloch has been portfolio manager of Health Care Fund since 1994, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

Communications Fund's portfolio manager is Grant Bowers, Vice President of FAI. Mr. Bowers has been a manager of Communications Fund since 2003. He has primary responsibility for the investments of Communications Fund. He has final authority over all aspects of Communications Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993. Mr. Scandalios, who is also the portfolio manager for Technology Fund, has secondary portfolio management responsibilities for Communications Fund and has been a manager for Communications Fund since October 2007, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

The Statement of Additional Information for the Target Funds dated September 1, 2008 (the "Target Funds SAI") provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in each Target Fund. For information on how to obtain a copy of the Target Funds SAI, please see the section entitled "Information About the Target Funds."

WHAT ARE THE FUNDS' INVESTMENT MANAGEMENT AND FUND ADMINISTRATION FEES?

The terms of each Fund's investment management agreement with FAI are substantially the same, although the fee structure and certain services differ for Technology Fund. As displayed in the table below, each Fund, except Technology Fund, has a "bundled" investment management arrangement, whereby FAI pays Franklin Templeton Services, LLC ("FT Services") for providing administrative services to the Fund out of the investment management fee it receives from the Fund. The following table shows the fee structure for these Funds.

-----------------------------------------------------------------------
            COMMUNICATIONS, HEALTH CARE AND DYNATECH FUNDS
-----------------------------------------------------------------------
                                        FUND ADMINISTRATION FEE (PAID BY
     INVESTMENT MANAGEMENT FEE                       FAI)
-----------------------------------------------------------------------
o     0.625% of the value of net    o     0.15% of the net assets up
   assets up to and including $100     to and including $200 million
   million;                            but not more than $700
o     0.500% of the value of net       million;
   assets over $100 million but     o     0.135% of net assets over
   not over $250 million;              $200 million but not more than
o     0.450% of the value of net       $700 million;
   assets over $250 million but     o     0.100% net assets over $700
   not over $7.5 billion;              million but not more than $1.2
o     0.440% of the value of net       billion; and
   assets over $7.5 billion but     o     0.075% of net assets over
   not over $10 billion;               $1.2 billion
o     0.430% of the value of net
   assets over $10 billion but not
   over $12.5 billion;
o     0.420% of the value of net
   assets over $12.5 billion but
   not over $15 billion; and
o     0.40% of the value of net
   assets over $15 billion.(1)
-----------------------------------------------------------------------

1. The investment management agreement for DynaTech Fund provides for the following additional breakpoints: 0.380% of net assets over $17.5 billion but not over $20 billion; 0.360% of net assets over $20 billion but not over $35 billion; 0.355% of net assets over $35 billion but not over $50 billion; and 0.350% of net assets over $50 billion.

Technology Fund has an unbundled arrangement and pays a separate fund administration fee directly to FT Services. The following table shows the fee structure for Technology Fund.

-----------------------------------------------------------------------
               TECHNOLOGY FUND (UNBUNDLED ARRANGEMENT)
-----------------------------------------------------------------------
                                       FUND ADMINISTRATION FEE (PAID BY
       INVESTMENT MANAGEMENT FEE             TECHNOLOGY FUND)
-----------------------------------------------------------------------
o     0.550% of the value of net    o     0.20% of net assets
   assets up to and including $500
   million;
o     0.450% of the value of net
   assets over $500 million but
   not over $1 billion;
o     0.400% of the value of net
   assets over $1 billion but not
   over $1.5 billion;
o     0.350% of the value of net
   assets over $1.5 billion and
   not over $6.5 billion;
o     0.325% of the value of net
   assets over $6.5 billion but
   not over $11.5 billion;
o     0.300% of the value of net
   assets over $11.5 billion but
   not over $16.5 billion;
o     0.290% of the value of net
   assets over $16.5 billion but
   not over $19 billion;
o     0.280% of the value of net
   assets over $19 billion but not
   over $21.5 billion; and
o     0.270% of the value of net
   assets over $21.5 billion.
-----------------------------------------------------------------------

For the fiscal year ended September 30, 2007, DynaTech Fund paid FAI $3,041,448, or 0.49% of DynaTech Fund's average daily net assets. A discussion regarding the basis for the Board of Trustees of the Acquiring Trust approving the investment management agreement of DynaTech Fund is available in DynaTech Fund's most recent Semiannual Report to Shareholders for the six-month period ended March 31, 2008.

For the fiscal year ended April 30, 2008, Technology Fund paid FAI management fees, net of fee waivers, in the amount of $291,578, or 0.53% of Technology Fund's average daily net assets and paid FT Services administrative fees in the amount of $110,460, or 0.20% of Technology Fund's average daily net assets. For the fiscal year ended April 30, 2008, Health Care Fund paid FAI management fees, net of fee waivers, in the amount of $835,914, or 0.57% of Health Care Fund's average daily net assets. For the fiscal year ended April 30, 2008, Communications Fund paid FAI management fees, net of fee waivers, in the amount of $649,369, or 0.61% of Communications Fund's average daily net assets. A discussion regarding the basis for the FSS Board approving the investment management contract for each of the Target Funds is available in Target Funds' most recent Annual Report to Shareholders for the fiscal year ended April 30, 2008.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS? The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for DynaTech Fund, assuming that all three Target Funds approve their respective Plans and all three Transactions had been completed as of the beginning of DynaTech Fund's last completed fiscal year. The Funds' management believes that this is the most likely result. The tables also show the estimated fees and expenses for DynaTech Fund assuming that only the shareholders of Technology and Communications Funds approve the Transactions and that such Transactions had been completed. This alternative demonstrates the least reduction in overall expenses that a shareholder in a Target Fund is likely to experience in becoming a shareholder of DynaTech Fund, assuming that not all of the Transactions are approved by the shareholders and completed. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of DynaTech Fund.

You will not pay any initial or deferred sales charge in connection with the Transactions.

                      TABLE OF SHAREHOLDER FEES (ALL FUNDS)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transactions.

----------------------------------------------------------------------
    SHAREHOLDER FEES     CLASS A  CLASS B   CLASS C   CLASS R  ADVISOR CLASS
----------------------------------------------------------------------
Maximum sales charge     5.75%(2) 4.00%     1.00%     None     None
(load)
as a percentage of
offering price
----------------------------------------------------------------------
   Load imposed on       5.75%(2) None      None      None     None
   purchases
----------------------------------------------------------------------
   Maximum deferred      None(3)  4.00%(4)  1.00%     None     None
   sales charge (load)
----------------------------------------------------------------------
Redemption Fee(1)        None     None      None      None     None
----------------------------------------------------------------------

1. Prior to September 1, 2008, each class of each Fund charged a 2.00% redemption fee for shares redeemed within seven days of purchase.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Because the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge ("CDSC") that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.
4. Declines to 1% over the course of six years, and is eliminated thereafter.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS A SHARES OF
            THE FUNDS, AND PROJECTED FEES AFTER THE TRANSACTION(S)

----------------------------------------------------------------------
                                                                  DYNATECH
                                                                  FUND
                                                                  PROJECTED
                                                     DYNATECH     (ASSUMES
                                                     FUND -       ONLY
                                                     PROJECTED    TRANSACTIONS
ANNUAL FUND                                          (ASSUMES     WITH
OPERATING                                            ALL          TECHNOLOGY
EXPENSES                                             THREE        FUND AND
(EXPENSES                                            TRANSACTIONS COMMUNICATIONS
DEDUCTED             HEALTH                          ARE          FUND ARE
FROM FUND TECHNOLOGY CARE    COMMUNICATIONS DYNATECH COMPLETED)   COMPLETED)
ASSETS)   FUND(1)    FUND(1) FUND(1)        FUND(1)   (2)            (3)
-------------------------------------------------------------------------------
Management  0.55%    0.59%   0.62%          0.49%    0.47 %       0.48%
fees
-------------------------------------------------------------------------------
Distribution
and service 0.31%(4) 0.25%   0.25%          0.24%    0.24%        0.24%
(12b-1) fees
-------------------------------------------------------------------------------
Other       0.75%(5) 0.36%   0.39%          0.26%    0.28%        0.28%
expenses
-------------------------------------------------------------------------------
Acquired
fund fees
and         0.02%    0.02%   0.01%            -      0.01%           -
expenses(6)
-------------------------------------------------------------------------------
TOTAL ANNUAL
FUND
OPERATING   1.63%    1.22%   1.27%          0.99%    1.00%        1.00%
EXPENSES
-------------------------------------------------------------------------------
Management
fee        -0.02%   -0.02%  -0.01%            -     -0.01%           -
reduction(7)
-------------------------------------------------------------------------------
Net annual
Fund
operating   1.61%    1.20%   1.26%          0.99%    0.99%        1.00%
expenses(6)
-------------------------------------------------------------------------------

1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (April 30, 2008 for each of the Target Funds and September 30, 2007 for DynaTech Fund).
2. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $84,034 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
3. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $57,020 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
4. The distribution and service (12b-1) fees for Class A have been restated to reflect the board of trustees' determination to reduce such fees payable under the Distribution Plan for Class A of the Fund from 0.35% to 0.30% effective from February 1, 2008 to January 31, 2009.
5. Includes administration fees, as more fully described above under "What are the Funds' Investment Management and Fund Administration Fees?"
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Target Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2008, which reflect the operating expenses of the Fund but do not include acquired fund fees and expenses.
7. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the SEC. For DynaTech Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.

EXAMPLE
This example can help you compare the cost of investing in each Target Fund's Class A shares with the cost of investing in DynaTech Fund's Class A shares, both before and after the Transactions. It assumes:
o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o     You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                  ------------------------------------
Technology Fund - Class A          $729(1)   $1,054   $1,401   $2,376
Health Care Fund - Class A         $690(1)     $934   $1,197   $1,946
Communications Fund - Class A      $696(1)     $952   $1,227   $2,010
DynaTech Fund - Class A            $670(1)     $872   $1,091   $1,718
Projected DynaTech Fund - Class A  $670(1)     $872   $1,091   $1,718
 (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class A  $671(1)     $875   $1,096   $1,729
 (assuming only the Transactions
with Technology Fund  and
Communications Fund are
completed)
----------------------------------------------------------------------
1. Assumes a CDSC will not apply.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS B SHARES OF
            THE FUNDS, AND PROJECTED FEES AFTER THE TRANSACTION(S)

----------------------------------------------------------------------
                                                                  DYNATECH
                                                                  FUND
                                                                  PROJECTED
                                                     DYNATECH     (ASSUMES
                                                     FUND -       ONLY
                                                     PROJECTED    TRANSACTIONS
ANNUAL FUND                                          (ASSUMES     WITH
OPERATING                                            ALL          TECHNOLOGY
EXPENSES                                             THREE        FUND AND
(EXPENSES                                            TRANSACTIONS COMMUNICATIONS
DEDUCTED             HEALTH                          ARE          FUND ARE
FROM FUND TECHNOLOGY CARE    COMMUNICATIONS DYNATECH COMPLETED)   COMPLETED)
ASSETS)   FUND(1)    FUND(1) FUND(1)        FUND(1)   (2)            (3)
-------------------------------------------------------------------------------
Management  0.55%    0.59%   0.62%          0.49%    0.47%        0.48%
fees
-------------------------------------------------------------------------------
Distribution
and service 0.99%    1.00%   1.00%          1.00%    1.00%        1.00%
(12b-1) fees
-------------------------------------------------------------------------------
Other       0.75%(4) 0.36%   0.39%          0.26%    0.28%        0.28%
expenses
-------------------------------------------------------------------------------
Acquired
fund fees
and         0.02%    0.02%   0.01%            -      0.01%           -
expenses(5)
-------------------------------------------------------------------------------
TOTAL ANNUAL
FUND
OPERATING   2.31%    1.97%   2.02%          1.75%    1.76%        1.76%
EXPENSES
-------------------------------------------------------------------------------
Management
fee        -0.02%   -0.02%  -0.01%            -     -0.01%           -
reduction (6)
-------------------------------------------------------------------------------
Net annual
Fund
operating   2.29%    1.95%   2.01%          1.75%    1.75%        1.76%
expenses(5)
-------------------------------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (April 30, 2008 for each of the Target Funds and September 30, 2007 for DynaTech Fund).
2. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $84,034 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
3. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $57,020 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
4. Includes administration fees, as more fully described above under "What are the Funds' Investment Management and Fund Administration Fees?"
5. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Target Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2008, which reflect the operating expenses of the Fund but do not include acquired fund fees and expenses.
6. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the SEC. For DynaTech Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.

EXAMPLE
This example can help you compare the cost of investing in each Target Fund's Class B shares with the cost of investing in DynaTech Fund's Class B shares, both before and after the Transactions. It assumes:
o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                  ------------------------------------
If you sell your shares at the end of the period:
Technology Fund - Class B          $632   $1,015   $1,425  $2,455(1)
Health Care Fund - Class B         $598     $912   $1,252  $2,080(1)
Communications Fund - Class B      $604     $930   $1,283  $2,144(1)
DynaTech Fund - Class B            $578     $851   $1,149  $1,862(1)
Projected DynaTech Fund - Class B  $578     $851   $1,149  $1,862(1)
 (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class B  $579     $854   $1,154  $1,873(1)
  (assuming only the
Transactions with Technology
Fund and Communications Fund are
completed)

If you do not sell your shares:
Technology Fund - Class B          $232     $715   $1,225  $2,455(1)
Health Care Fund - Class B         $198     $612   $1,052  $2,080(1)
Communications Fund - Class B      $204     $630   $1,083  $2,144(1)
DynaTech Fund - Class B            $178     $551     $949  $1,862(1)
Projected DynaTech Fund - Class B  $178     $551     $949  $1,862(1)
 (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class B  $179     $554     $954  $1,873(1)
 (assuming only the Transactions
with Technology Fund and
Communications Fund are
completed)
----------------------------------------------------------------------

   1. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS C SHARES OF
            THE FUNDS, AND PROJECTED FEES AFTER THE TRANSACTION(S)

----------------------------------------------------------------------
                                                                  DYNATECH
                                                                  FUND
                                                                  PROJECTED
                                                     DYNATECH     (ASSUMES
                                                     FUND -       ONLY
                                                     PROJECTED    TRANSACTIONS
ANNUAL FUND                                          (ASSUMES     WITH
OPERATING                                            ALL          TECHNOLOGY
EXPENSES                                             THREE        FUND AND
(EXPENSES                                            TRANSACTIONS COMMUNICATIONS
DEDUCTED             HEALTH                          ARE          FUND ARE
FROM FUND TECHNOLOGY CARE    COMMUNICATIONS DYNATECH COMPLETED)   COMPLETED)
ASSETS)   FUND(1)    FUND(1) FUND(1)        FUND(1)   (2)            (3)
-------------------------------------------------------------------------------
Management  0.55%    0.59%    0.62%         0.49%    0.47%        0.48%
fees
-------------------------------------------------------------------------------
Distribution
and Service 1.00%    1.00%    1.00%         0.99%    0.99%        0.99%
(12b-1) fees
-------------------------------------------------------------------------------
Other       0.75%(4) 0.36%    0.39%         0.26%    0.28%        0.28%
expenses
-------------------------------------------------------------------------------
Acquired
fund fees
and         0.02%    0.02%    0.01%           -      0.01%           -
expenses(5)
-------------------------------------------------------------------------------
TOTAL ANNUAL
FUND
OPERATING   2.32%    1.97%    2.02%         1.74%    1.75%        1.75%
EXPENSES
-------------------------------------------------------------------------------
Management
fee        -0.02%   -0.02%   -0.01%           -     -0.01%           -
reduction (6)
-------------------------------------------------------------------------------
Net annual
Fund
operating   2.30%    1.95%    2.01%         1.74%    1.74%        1.75%
expenses(5)
-------------------------------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (April 30, 2008 for each of the Target Funds and September 30, 2007 for DynaTech Fund).
2. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $84,034 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
3. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $57,020 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
4. Includes administration fees, as more fully described above under "What are the Funds' Investment Management and Fund Administration Fees?"
5. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Target Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2008, which reflect the operating expenses of the Fund but do not include acquired fund fees and expenses.
6. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the SEC. For DynaTech Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.

EXAMPLE
This example can help you compare the cost of investing in each Target Fund's Class C shares with the cost of investing in DynaTech Fund's Class C shares, both before and after the Transactions. It assumes:
o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS 10 YEARS
                                 ------------------------------------
If you sell your shares at the end of the period:
Technology Fund - Class C         $333     $718     $1,230  $2,636
Health Care Fund - Class C        $298     $612     $1,052  $2,275
Communications Fund - Class C     $304     $630     $1,083  $2,338
DynaTech Fund - Class C           $277     $548       $944  $2,052
Projected DynaTech Fund - Class   $277     $548       $944  $2,052
C
 (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class   $278     $551    $949     $2,062
C
 (assuming only the
Transactions with Technology
Fund and Communications Fund
are completed)

If you do not sell your shares:
Technology Fund - Class C         $233     $718  $1,230     $2,636
Health Care Fund - Class C        $198     $612  $1,052     $2,275
Communications Fund - Class C     $204     $630  $1,083     $2,338
DynaTech Fund - Class C           $177     $548    $944     $2,052
Projected DynaTech Fund - Class   $177     $548    $944     $2,052
C
 (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class   $178     $551    $949     $2,062
C
 (assuming only the
Transactions with Technology
Fund and Communications Fund
are completed)
---------------------------------------------------------------------

             ANNUAL OPERATING EXPENSE TABLE FOR CLASS R SHARES OF
        TECHNOLOGY FUND AND DYNATECH FUND, AND PROJECTED FEES AFTER THE
                                 TRANSACTION(S)

----------------------------------------------------------------------
                                                       DYNATECH
                                                       FUND
                                                       PROJECTED
                                          DYNATECH     (ASSUMES
                                          FUND -       ONLY
                                          PROJECTED    TRANSACTIONS
                                          (ASSUMES     WITH
                                          ALL          TECHNOLOGY
                                          THREE        FUND AND
ANNUAL FUND OPERATING                     TRANSACTIONS COMMUNICATIONS
EXPENSES(1)                   DYNATECH    ARE          FUND ARE
(EXPENSES DEDUCTED TECHNOLOGY FUND        COMPLETED)   COMPLETED)
FROM FUND ASSETS)  FUND(1)    (1,2)       (3)          (4)
----------------------------------------------------------------------
Management fees    0.55%      0.49%       0.47%        0.48%
----------------------------------------------------------------------
Distribution and   0.50%      0.50%       0.50%        0.50%
service(12b-1) fees
----------------------------------------------------------------------
Other Expenses     0.75%(5)   0.26%       0.28%        0.28%
----------------------------------------------------------------------
Acquired fund      0.02%        -         0.01%          -
fees and expenses(6)
----------------------------------------------------------------------
TOTAL ANNUAL FUND  1.82%      1.25%       1.26%        1.26%
OPERATING EXPENSES
----------------------------------------------------------------------
Management fee    -0.02%        -        -0.01%          -
reduction (7)
----------------------------------------------------------------------
Net annual Fund    1.80%      1.25%       1.25%        1.26%
operating expenses(6)
----------------------------------------------------------------------
1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of each Fund (April 30, 2008 for Technology Fund and September 30, 2007 for DynaTech Fund).
2. Class R shares will be offered by DynaTech Fund for the first time in connection with the Transaction with respect to Technology Fund. Expense information is based on the expenses for DynaTech Fund's Class A shares for the fiscal year ended September 30, 2007.
3. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $84,034 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
4. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $57,020 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
5. Includes administration fees, as more fully described above under "What are the Funds' Investment Management and Fund Administration Fees?"
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Target Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2008, which reflect the operating expenses of the Fund but do not include acquired fund fees and expenses.
7. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from each Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the SEC. For DynaTech Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.

EXAMPLE
This example can help you compare the cost of investing in Technology Fund's Class R shares with the cost of investing in DynaTech Fund's Class R shares, both before and after the Transactions. It assumes:
o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o     You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS 10 YEARS
                                 ------------------------------------
Technology Fund - Class R         $183     $566     $975    $2,116
DynaTech Fund - Class R           $127     $397     $686    $1,511
Projected DynaTech Fund - Class   $127     $397     $686    $1,511
R
  (assuming all three
Transactions are completed)
Projected DynaTech Fund - Class   $128     $400     $692    $1,523
R
(assuming only the Transactions
with Technology Fund and
Communications Fund are
completed)
---------------------------------------------------------------------

          ANNUAL OPERATING EXPENSE TABLE FOR ADVISOR CLASS SHARES OF TECHNOLOGY FUND AND DYNATECH FUND, AND PROJECTED FEES AFTER THE TRANSACTION(S)

----------------------------------------------------------------------
                                                       DYNATECH
                                                       FUND
                                                       PROJECTED
                                          DYNATECH     (ASSUMES
                                          FUND -       ONLY
                                          PROJECTED    TRANSACTIONS
                                          (ASSUMES     WITH
                                          ALL          TECHNOLOGY
                                          THREE        FUND AND
ANNUAL FUND OPERATING                     TRANSACTIONS COMMUNICATIONS
EXPENSES(1)                   DYNATECH    ARE          FUND ARE
(EXPENSES DEDUCTED TECHNOLOGY FUND        COMPLETED)   COMPLETED)
FROM FUND ASSETS)  FUND(1)    (1,2)       (3)          (4)
----------------------------------------------------------------------
Management fees    0.55%      0.49%       0.47%        0.48%
----------------------------------------------------------------------
Distribution and     -          -           -            -
service (12b-1) fees
----------------------------------------------------------------------
Other expenses     0.75% (5)  0.26%       0.28%        0.28%
----------------------------------------------------------------------
Acquired fund fees 0.02%        -         0.01%          -
and expenses(6)
----------------------------------------------------------------------
TOTAL ANNUAL FUND  1.32%      0.75%       0.76%        0.76%
OPERATING EXPENSES
----------------------------------------------------------------------
Management fee    -0.02%        -        -0.01%          -
reduction (7)
----------------------------------------------------------------------
Net annual Fund    1.30%      0.75%       0.75%        0.76%
operating expenses(6)
----------------------------------------------------------------------

1. Expense ratios reflect annual fund operating expenses for the most recent fiscal year of the Fund (April 30, 2008 for Technology Fund and September 30, 2007 for DynaTech Fund).
2.    DynaTech Fund began offering Advisor Class shares on May 15, 2008.
      Total annual Fund operating expenses are based on the expenses for DynaTech Fund's Class A shares for the fiscal year ended September 30, 2007.
3. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $84,034 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
4. Expense ratios reflect annual fund operating expenses for the period from October 1, 2006 through September 30, 2007 for all Funds. Excluded from Other Expenses are the one-time estimated costs of the Transactions of $57,020 to be borne by DynaTech Fund. Other Expenses for DynaTech Fund increase on a projected basis due to higher transfer agency fees as a result of an increase in sub-transfer agency costs.
5. Includes administration fees, as more fully described above under "What are the Funds' Investment Management and Fund Administration Fees?"
6. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Target Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2008, which reflect the operating expenses of the Fund but do not include acquired fund fees and expenses.
7. FAI has agreed in advance to reduce its fee to reflect reduced services resulting from such Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the SEC. For DynaTech Fund, this fee reduction amounted to less than 0.01% of the Fund's average net assets.

EXAMPLE
This example can help you compare the cost of investing in Technology Fund's Advisor Class shares with the cost of investing in DynaTech Fund's Advisor Class shares, both before and after the Transactions. It assumes:
o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
o You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS  5 YEARS   10 YEARS

                                 ------------------------------------
Technology Fund - Advisor Class   $132     $412     $713    $1,568
DynaTech Fund - Advisor Class      $77     $240     $417      $930
Projected DynaTech Fund -          $77     $240     $417      $930
Advisor Class (assuming all
three Transactions are
completed)
Projected DynaTech Fund -          $78     $243     $422      $942
Advisor Class (assuming only
the Transactions with
Technology Fund and
Communications Fund are
completed)
---------------------------------------------------------------------

  HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?
The performance of the Funds, including sales charges and before taxes, as of December 31, 2007, is shown below.

----------------------------------------------------------------

                       AVERAGE ANNUAL TOTAL RETURNS(1)
                       -----------------------------------------
                         1 YEAR     5 YEARS    10 YEARS/SINCE
                                                  INCEPTION
----------------------------------------------------------------
CLASS A
----------------------------------------------------------------
Technology Fund -        10.03%     15.61%        -6.46%(3)
Class A
----------------------------------------------------------------
Health Care Fund -       6.78%      11.81%          4.53%
Class A
----------------------------------------------------------------
Communications Fund -    17.03%     21.37%          2.82%
Class A
----------------------------------------------------------------
DynaTech Fund - Class    15.98%     13.75%          7.35%
A
----------------------------------------------------------------
CLASS B
----------------------------------------------------------------
Technology Fund -        11.87%     15.98%        -6.32%(3)
Class B
----------------------------------------------------------------
Health Care Fund -       8.47%      12.05%        5.96%(4)
Class B
----------------------------------------------------------------
Communications Fund -    19.14%     21.75%        2.44%(4)
Class B
----------------------------------------------------------------
DynaTech Fund - Class    18.15%     14.01%        1.80%(5)
B
----------------------------------------------------------------
CLASS C
----------------------------------------------------------------
Technology Fund -        14.93%     16.21%        -6.36%(3)
Class C
----------------------------------------------------------------
Health Care Fund -       11.41%     12.28%          4.38%
Class C
----------------------------------------------------------------
Communications Fund -    22.21%     21.90%          2.67%
Class C
----------------------------------------------------------------
DynaTech Fund - Class    21.10%     14.24%          7.17%
C
----------------------------------------------------------------
CLASS R
----------------------------------------------------------------
Technology Fund -        16.45%     16.79%        -5.88%(3)
Class R (2)
----------------------------------------------------------------
DynaTech Fund - Class      -           -              -
R
----------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------
Technology Fund -        17.06%     17.35%        -5.42%(3)
Advisor Class
----------------------------------------------------------------
DynaTech Fund -          23.08%     15.11%         17.17%
Advisor Class (6)
----------------------------------------------------------------

1.    Figures reflect the current maximum applicable sales charges.
      Effective May 1, 2006, the Class R CDSC was discontinued. Returns shown are before taxes on distributions and redemptions of Fund shares.
2. Technology Fund began offering Class R shares on January 1, 2002. Class R shares which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation:
      (a) for periods prior to January 1, 2002, a restated figure is used based on Technology Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and reflecting the Rule 12b-1 rate differential between Class A and Class R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
3.    Share class first offered on May 1, 2000.
4.    Share class first offered on January 1, 1999.
5.    Share class first offered on February 1, 2000.
6. DynaTech Fund began offering Advisor Class shares on May 15, 2008. Advisor Class shares do not have sales charges or a Rule 12b-1 plan fee. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to May 15, 2008, a restated figure is used based on DynaTech Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after May 15, 2008, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS? The DynaTech Fund Prospectus (enclosed as Exhibit B) contains additional financial and performance information about DynaTech Fund, including DynaTech Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year ended December 31, 2007, including after tax return information, is contained in the DynaTech Fund Prospectus under the heading "Performance."

The Prospectus of the Target Funds, as well as the Annual Report to Shareholders of the Target Funds for the year ended April 30, 2008, contain more financial information about each Target Fund, including each Target Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2007, including after tax return information, is contained in the Prospectus of the Target Funds under the heading "Performance." These documents are available free of charge upon request (see the section "Information About the Target Funds").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

SERVICE PROVIDERS. The Funds use the same service providers for the following services:

o     CUSTODY SERVICES. Bank of New York Mellon, Mutual Funds Division,
      100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of the Funds.

o TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for the Funds.

o ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to each Fund, generally under the same terms and conditions, except that, as discussed above, Technology Fund pays FT Services a monthly fee for such facilities and services, while FAI pays out of its management fee such fees to FT Services with respect to Health Care Fund, Communications Fund, and DynaTech Fund.

o DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of Funds' shares under the same terms and conditions.

DISTRIBUTION AND SERVICE (12B-1) FEES. Class A, Class B, Class C, and Class R shares of each Fund, as applicable, have a separate distribution or "Rule 12b-1" plan. Under each Rule 12b-1 plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors, or their affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the expenses attributable to that particular class.

The following table shows the maximum amount that each class of each Fund may pay on an annual basis, as a percentage of its average daily net assets. (Advisor Class shares have no Rule 12b-1 plan.) For more information regarding DynaTech Fund's Rule 12b-1 plans, please see "The Underwriter--Distribution and service (12b-1) fees" in the DynaTech SAI.

   ---------------------------------------------------------------
                TECHNOLOGY HEALTH     COMMUNICATIONS      DYNATECH
                   FUND    CARE FUND      FUND              FUND
   ---------------------------------------------------------------
   Class A        0.35%(1)      0.25%         0.25%         0.25%
   ---------------------------------------------------------------
   Class B           1.00%      1.00%         1.00%         1.00%
   ---------------------------------------------------------------
   Class C           1.00%      1.00%         1.00%         1.00%
   ---------------------------------------------------------------
   Class R           0.50%     N/A(2)        N/A(2)         0.50%
   ---------------------------------------------------------------
1. Effective February 1, 2008, the FSS Board set the level of Rule 12b-1 fees for Class A shares of Technology Fund at 0.30% for the 12 month period ending January 31, 2009.
2. Neither Health Care Fund nor Communications Fund offers Class R shares.

PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of each Fund is 5.75%, with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. Class B shares are subject to a CDSC if they are redeemed within six years of purchase. The maximum CDSC imposed on redemptions of Class B shares of each Fund is 4%, decreasing incrementally to zero over six years. After eight years, Class B shares of each Fund automatically convert to Class A shares. Class B shares are no longer offered for sale, except in certain instances to existing holders of Class B shares of a Fund. The maximum sales charge imposed on redemptions of Class C shares of each Fund is 1%. Class C shares are subject to a 1% CDSC if you redeem the shares within 12 months of their purchase. Class R and Advisor Class shares are not subject to a sales charge or CDSC.

Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable CDSC. Redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. Additional information and specific instructions explaining how to buy, redeem, and exchange shares of each Fund are outlined in the Target Funds' Prospectus and in the DynaTech Fund Prospectus under the heading "Your Account." The DynaTech Fund Prospectus enclosed herewith also lists, under the heading "Questions," phone numbers for you to call if you have any questions about your account.

DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay a dividend at least annually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee a Fund will pay dividends.

Each Fund has qualified, and intends to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for taxation as a regulated investment company, a mutual fund, among other things, must distribute 90% of its investment company taxable income and net tax-exempt income, derive at least 90% of its gross income from permitted sources and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income (if any) and tax-exempt net income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."

                          REASONS FOR THE TRANSACTIONS

The FSS Board, on behalf of each Target Fund, has recommended that each Target Fund's shareholders approve the Transaction with respect to such Fund in order to combine each Target Fund with a larger fund that has similar goals and investment policies. Shareholders of each Target Fund may potentially benefit from the lower expenses and being part of a larger mutual fund. DynaTech Fund has had stronger one-year and ten-year average total returns (based upon performance of Class A shares for the periods ended April 30, 2008) than any of the Target Funds, and has outperformed or has performed substantially the same as Technology Fund and Health Care Fund for the three- and five-year periods ended April 30, 2008. Only Communications Fund materially out performed DynaTech Fund for the three- and five-year periods ended April 30, 2008.

A meeting of the FSS Board was held on July 10, 2008, to consider the proposed Transactions. The Independent Trustees and the FSS Board have been advised on this matter by independent counsel to the Independent Trustees. In addition, a meeting of the Acquiring Trust's Board was also held on July 10, 2008, to consider the proposed Transactions.

The FSS Board requested and received from FAI written materials containing relevant information about DynaTech Fund and the proposed Transactions, including fee and expense information on an actual and future estimated basis, and comparative performance data.

The FSS Board considered the potential benefits and costs of the Transactions to shareholders of each Target Fund. The FSS Board reviewed detailed information about: (1) the investment goal, strategies and policies of DynaTech Fund; (2) the portfolio management of DynaTech Fund; (3) the financial and organizational strength of FAI; (4) the comparability of the investment goals, policies, restrictions and investments of each Target Fund with those of DynaTech Fund;
(5) the comparative short-term and long-term investment performance of each Target Fund and DynaTech Fund; (6) the current expense ratios of each Fund; (7) the relative asset size of each Fund, including the benefits to each Target Fund of joining with a larger entity; (8) the agreement by FAI to pay a portion of the expenses related to each Transaction; (9) the tax consequences of the Transactions to each Target Fund and each Target Fund's shareholders; and (10) the general characteristics of each Target Fund.

The FSS Board also considered that: (a) the combined investment advisory and administrative fees for DynaTech Fund are less than those being paid by each Target Fund; (b) the historical investment performance of DynaTech Fund has been stronger than or at least comparable to the historical investment performance of each Target Fund as of April 30, 2008 (with the exception of Communications Fund for the three- and five-year period ended April 30, 2008); (c) the relatively small asset size of each Target Fund had prevented any of them from realizing significant economies of scale and thereby reducing its expense ratio; (d) based on each Target Fund's historical asset growth and projected sales activity, no Target Fund's assets were likely to grow sufficiently in the foreseeable future to result in significant economies of scale; (e) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and
(f) alternatives were available to shareholders of each Target Fund, including the ability to redeem their shares.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the FSS Board, including all of the Independent Trustees, concluded that completing the Transactions is in the best interests of the shareholders of each Target Fund and that no dilution of value would result to the shareholders of any Target Fund from the Transactions. The FSS Board approved the Plans on July 10, 2008 and recommended that shareholders of each Target Fund vote to approve the Plan with respect to their Target Fund.

The Board of Trustees of the Acquiring Trust, on behalf of DynaTech Fund, also concluded that the Transactions are in the best interests of DynaTech Fund and its shareholders and that no dilution of value would result to the shareholders of DynaTech Fund from the Transactions. Consequently, the Board of Trustees of the Acquiring Trust approved the Plans on behalf of DynaTech Fund.

  FOR THE REASONS DISCUSSED ABOVE, THE FSS BOARD UNANIMOUSLY
  RECOMMENDS THAT YOU VOTE FOR THE PLAN FOR YOUR FUND.



                       INFORMATION ABOUT THE TRANSACTIONS

This is only a summary of the Plan(s). You should read the form of the Plans, which is attached as Exhibit A, for complete information about the Transactions.

HOW WILL THE TRANSACTIONS BE CARRIED OUT?
If the shareholders of a Target Fund approve the applicable Plan, the Transaction for that Target Fund will take place after various conditions are satisfied, including the preparation of certain documents. The Target Funds Trust and DynaTech Fund will determine a specific date, called the "closing date," for the actual Transaction(s) to take place. If the shareholders of a Target Fund do not approve the Plan for such Fund, the Transaction for such Target Fund will not take place, and that Target Fund will continue to operate as it does currently even if the shareholders of other Target Funds approve the Plan for such Funds and the Transactions for such other Target Funds proceed. Each Target Fund no longer offers its shares for sale to the public. Existing shareholders, however, are permitted to purchase additional shares until the date of the Meeting. If shareholders of a Target Fund approve the Plan for such Fund at the Meeting, such shareholders may continue to add to their existing accounts until the close of business on December 2, 2008 through the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

If the shareholders of a Target Fund approve the Plan for such Target Fund, such Target Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), to DynaTech Fund on the closing date, which is scheduled to occur on or about December 3, 2008, but which may occur on an earlier or later date as the Target Funds Trust and DynaTech Fund may agree. Neither DynaTech Fund nor the Acquiring Trust shall assume any liability of a Target Fund or FSS. In exchange, the Acquiring Trust will issue shares of DynaTech Fund that have an aggregate NAV equal to the dollar value of the assets delivered to DynaTech Fund by the Target Fund. FSS will distribute the DynaTech Fund shares it receives to the shareholders of the Target Fund. Each shareholder of the Target Fund will receive a number of DynaTech Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund. The share transfer books of the Target Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. The Target Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem shares of DynaTech Fund. As soon as reasonably practicable after the transfer of its assets, the Target Fund will pay or make provision for payment of all its remaining liabilities, if any. At the closing, each shareholder of record of a Target Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Target Fund that such shareholder had on the distribution record date. The Target Fund will then terminate its existence as a separate series of FSS.

FSS and the Acquiring Trust may agree to amend each Plan without shareholder approval, to the extent permitted by law. If any amendment is made to a Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

Each of FSS and the Acquiring Trust has made representations and warranties in the Plans that are customary in matters such as the Transactions. The obligations under each Plan of FSS (separately with respect to each Target Fund) and the Acquiring Trust (with respect to DynaTech Fund) are subject to various conditions, including:

      o the Acquiring Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

      o the shareholders of the applicable Target Fund shall have approved the Transaction with respect to such Target Fund; and

      o FSS and the Acquiring Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for such Target Fund, DynaTech Fund or their shareholders.

If FSS and the Acquiring Trust agree, the Plan for a Target Fund may be terminated or abandoned at any time before or after the approval of the Plan by the shareholders of such Target Fund.

Following the closing date, Target Fund share certificates shall be deemed cancelled.

WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

FSS, on behalf of each Target Fund, will pay 25% of the expenses resulting from that Target Fund's participation in the Transaction, including the costs of the proxy solicitation. The Acquiring Trust, on behalf of DynaTech Fund, will pay 25% of such expenses for each Transaction. FAI will pay the remaining 50% of such expenses for each Transaction. The total amount of such costs and expenses for the Transaction with Technology Fund is estimated to be $90,078. The total amount of such costs and expenses for the Transaction with Health Care Fund is estimated to be $108,057. The total amount of such costs and expenses for the Transaction with Communications Fund is estimated to be $138,000.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. The tax consequences of one Transaction are not dependent upon any other Transaction. Based on certain assumptions and representations received from FSS, on behalf of each Target Fund, and the Acquiring Trust, on behalf of DynaTech Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Trust and FSS, (i) that shareholders of a Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Target Fund for shares of DynaTech Fund and (ii) that neither DynaTech Fund nor its shareholders will recognize any gain or loss upon DynaTech Fund's receipt of the assets of a Target Fund. In addition, the holding period and aggregate tax basis for DynaTech Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of that Target Fund previously held by such shareholder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If one or more of the Transactions is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, a Target Fund in the case of a taxable Transaction would recognize gain or loss on the transfer of its assets to DynaTech Fund and each shareholder of that Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of DynaTech Fund it received.

Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Following the Transactions, any capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments) of a Target Fund will be subject to an annual limitation for federal income tax purposes. At their reporting period ended April 30, 2008, the tax basis capital loss carryovers, unrealized appreciation in value of investments and aggregate net asset values of the Target Funds, as compared to DynaTech Fund as of its reporting period ended March 31, 2008, and the approximate annual limitations on use of such capital loss carryovers following the Transactions, are as follows:

--------------------------------------------------------------------------------
                                                     HEALTH
                          TECHNOLOGY  COMMUNICATIONS CARE         DYNATECH
                          FUND        FUND           FUND         FUND
--------------------------------------------------------------------------------
Capital Loss Carryovers
--------------------------------------------------------------------------------
   Expiring (2010-2013)  $43,502,890   $104,188,452  $3,784,201   $1,854,237
--------------------------------------------------------------------------------
Unrealized Appreciation
(built-in gain) in
Value of Investments     $7,770,112    $27,764,179   $18,138,676  $234,954,935
--------------------------------------------------------------------------------
Net Asset Value          $56,216,298   $106,530,115  $142,893,77  $533,365,117
--------------------------------------------------------------------------------
Tax-Exempt Rate (July
2008)                       4.71%          4.71%         4.71%        N/A
--------------------------------------------------------------------------------
Annual Limitation
(approximate)1           $2,647,788    $5,017,568    $6,730,297       N/A
--------------------------------------------------------------------------------

1. The actual limitation will equal the aggregate net asset value of a Target Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which a Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of a Target Fund on the closing date that is recognized in a taxable year.

Given the approximate amount of the annual limitations (increased by the amount of any built-in gain of a Target Fund on the closing date that is recognized in a taxable year) relative to the amount of each Target Fund's capital loss carryovers, this limitation likely will result in a material portion of the capital loss carryovers of Technology Fund and Communications Fund, which might otherwise have been utilized by such Funds to offset their future capital gains, to expire unutilized. However, given the amount of the capital loss carryovers of Technology Fund and Communications Fund relative to their net asset values, it is also likely that a material amount of such carryovers would expire unutilized in any event. Accordingly, this annual limitation likely will cause a significant portion of the capital loss carryovers of Technology Fund and Communications Fund to expire unutilized. With respect to Health Care Fund, the annual limitation on use of its capital loss carryovers likely will not be material. The Transactions will not result in any limitation on the use by DynaTech Fund of its capital loss carryovers.

Target Fund shareholders also should be aware that, as a result of the Transactions, they will be "buying into" greater unrealized appreciation in value of investments (exacerbated by any limitation on use of a Target Fund's capital loss carryovers) relative to what they are presently exposed to. As of April 30, 2008, the net unrealized appreciation in the value of the investments of Technology Fund, Communications Fund and Health Care Fund on a tax basis as a percentage of their respective net asset values on such date was 13.8%, 26.1% and 12.7%, respectively. As of March 31, 2008, the net unrealized appreciation in the value of the assets of DynaTech Fund on a tax basis as a percentage of its net asset value was 44.1% and, approximately, 34.4% on a combined basis following the Transactions. Net unrealized appreciation in value of investments represents unrealized profits on securities currently held minus unrealized losses on current holdings. Such net unrealized gain, when realized on sale of portfolio securities, minus any available capital loss carryovers, is paid to Fund shareholders each calendar year as income dividends and/or capital gains distributions. Any income taxes payable by Fund shareholders on receipt of dividends and distributions reduce their return on investment in a fund on an after-tax basis. This, of course, is the same exposure that applies to anyone when buying (or reinvesting dividends in) shares of DynaTech Fund.

After the Transactions, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transactions in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transactions because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF DYNATECH FUND?

Class A, Class B, Class C, Class R, and Advisor Class shares of DynaTech Fund will be distributed to Class A, Class B, Class C, Class R, and Advisor Class shareholders of a Target Fund, respectively, and generally will have the same legal characteristics as the shares of the Target Funds with respect to such matters as voting rights, assessability, conversion rights, and transferability. DynaTech Fund is a series of the Acquiring Trust, and each Target Fund is a series of FSS. FSS and the Acquiring Trust are organized as Delaware statutory trusts. Former shareholders of a Target Fund whose shares are represented by outstanding share certificates will not receive certificates for shares in DynaTech Fund and all outstanding Target Fund share certificates shall be cancelled.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTIONS? The following table sets forth as of March 31, 2008 the capitalization of each Target Fund and DynaTech Fund. The table also shows the projected capitalization of DynaTech Fund as adjusted to give effect to the proposed Transaction(s), assuming that (1) all three Transactions are completed, and (2) only the proposed Transactions with Technology Fund and Communications Fund are completed, which alternative demonstrates the least reduction in overall expenses that a shareholder in a Target Fund might experience in becoming a shareholder of DynaTech Fund (shown in the rightmost column). The capitalization of DynaTech Fund and its classes is likely to be different when the Transaction(s) are consummated.

-----------------------------------------------------------------------------
                                                                                      DYNATECH
                                                                                      FUND
                                                                      DYNATECH        -PROJECTED
                                                                      FUND            (assuming
                                                                      -PROJECTE       only
                 TECHNOLOGY  HEALTH      COMMUNICATIONS  DYNATECH     (assuming       Transactions
                 FUND        CARE        FUND            FUND         all             with
                 (UNAUDITED) FUND        (UNAUDITED)     (UNAUDITED)  three           Technology
                             (UNAUDITED)                              Transactions)   Fund and
                                                                      are             Communications
                                                                      completed       Fund are
                                                                     (UNAUDITED)      completed)(3)
                                                                                      (UNAUDITED)
----------------------------------------------------------------------------------------------------
Net assets       $51,228      $140,595     $94,707      $533,365       $819,727       $679,186
(all classes)
(thousands)
(1)
----------------------------------------------------------------------------------------------------
Total shares     9,764,934    6,113,016    7,496,370    19,372,801     29,838,968     24,694,281
outstanding
(all classes)
(1)
----------------------------------------------------------------------------------------------------
Class A net      $29,870      $103,423     $75,499      $458,190       $666,845       $563,464
assets
(thousands)
----------------------------------------------------------------------------------------------------
Class A          5,623,673    4,412,803    5,902,746    16,491,655     24,002,610     20,281,208
shares
outstanding
----------------------------------------------------------------------------------------------------
Class A net      $5.31        $23.44       $12.79       $27.78         $27.78         $27.78
asset value
per share
----------------------------------------------------------------------------------------------------
Class B net      $2,780       $9,212       $2,918       $13,743        $28,648        $19,439
assets
(thousands)
----------------------------------------------------------------------------------------------------
Class B          550,079      418,235      242,306      522,156        1,088,447      738,539
shares
outstanding
----------------------------------------------------------------------------------------------------
Class B net      $5.05        $22.03       $12.04       $26.32         $26.32         $26.32
asset value
per share
----------------------------------------------------------------------------------------------------
Class C net      $9,067       $27,960      $16,290      $61,431        $114,726       $86,774
assets
(thousands)
----------------------------------------------------------------------------------------------------
Class C          1,800,814    1,281,978    1,351,318    2,358,990      4,405,624      3,332,234
shares
outstanding
----------------------------------------------------------------------------------------------------
Class C net      $5.03        $21.81       $12.06       $26.04         $26.04         $26.04
asset value
per share
----------------------------------------------------------------------------------------------------
Class R net      $6,921       N/A          N/A           N/A           $6,920         $6,920
assets
(thousands)
----------------------------------------------------------------------------------------------------
Class R          1,315,295    N/A          N/A           N/A           249,088        249,097
shares
outstanding
----------------------------------------------------------------------------------------------------
Class R net        $5.26      N/A          N/A           N/A           $27.78         $27.78
asset value
per share
----------------------------------------------------------------------------------------------------
Advisor Class     $2,590      N/A          N/A           N/A           $2,589         $2,589
net assets
(thousands)
----------------------------------------------------------------------------------------------------
Advisor Class    475,073      N/A          N/A           N/A           93,199         93,203
shares
outstanding
----------------------------------------------------------------------------------------------------
Advisor Class    $5.45        N/A          N/A           N/A           $27.78         $27.78
net asset
value per
share
----------------------------------------------------------------------------------------------------

1. Each Target Fund currently has Class A, Class B and Class C shares outstanding. Only Technology Fund has Class R and Advisor Class shares outstanding. DynaTech Fund had only Class A, Class B, and Class C shares authorized and issued as of March 31, 2008. The Acquiring Trust's Board of Trustees authorized the creation of Advisor Class shares of DynaTech Fund, which were first offered to the public on May 15, 2008. The Acquiring Trust's Board of
           Trustees has also authorized the creation and issuance of Class R shares in order to complete the proposed reorganization of Technology Fund with and into DynaTech Fund.
2. Numbers are projected after the Transactions. The projected capitalization of DynaTech Fund after the Transactions with Target Funds includes the costs of the Transactions that will be borne by the Target Funds and DynaTech Fund, which are estimated to be $168,068 and which would be allocated to the share classes as follows: Class A: $137,375, Class B: $6,251, Class C: $22,602, Class
           R: $1,304, and Advisor Class: $536.
3. Numbers are projected after the Transactions with Technology Fund and Communications Fund. The projected capitalization of DynaTech Fund after the Transactions with Technology Fund and Communications Fund includes the costs of the Transactions that will be borne by Technology Fund, Communications Fund, and DynaTech Fund, which are estimated to be $114,039, and which would be allocated to the share classes as follows: Class A: $94,970, Class B: $3,470, Class C:
           $14,106, Class R: $1,058, and Advisor Class: $435.


At the actual closing of the reorganizations, shareholders of the Target Funds will receive DynaTech Fund Shares based on the relative net asset values of the Funds as of 1:00 p.m., Pacific Time, on the closing date.

        COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of DynaTech Fund's investment policies and risks, you should read the DynaTech Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the DynaTech SAI, which is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

The investment goals of Technology Fund and Health Care Fund are identical to the investment goal of DynaTech Fund. Each has an investment goal of capital appreciation. The investment goal of Communications Fund varies from the investment goal of the other Funds by having some emphasis on current income; Communications Fund's investment goal is to seek to provide total return, without undue risk. There are, however, some important differences among the investment strategies of each Fund.

MARKET CAPITALIZATION. The Target Funds and DynaTech Fund may invest in similar sized companies. The Target Funds and DynaTech Fund may invest in companies of any size, and may invest a significant portion of their assets in securities of smaller companies. However, as of December 31, 2007, DynaTech Fund had invested approximately 75% of its total assets in large cap companies, while none of the Target Funds invested more than 60% in large cap companies. As of such date, DynaTech Fund invested only approximately 24% of its total assets in small- and mid- cap companies, while Communications Fund invested almost 42% and Technology Fund and Health Care Fund each invested over 42% in small- and mid-cap companies. Therefore, each Target Fund has historically had greater exposure to small- and mid-cap companies, and their related risks, than DynaTech Fund.

FOREIGN EXPOSURE. The Target Funds and DynaTech Fund are permitted to invest in foreign securities to a similar extent. Technology Fund may invest up to 35% of its total assets in such securities. Communications Fund may buy communications companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than any other single country. Health Care Fund invests in securities of issuers in at least three different countries, and it will not invest more than 40% of its net assets in any one country other than the U.S. Health Care Fund expects that a significant portion of its investments will be in securities of U.S. issuers, many of which may derive substantial revenues from activities outside the U.S. DynaTech Fund may invest in companies both inside and outside the United States. Although DynaTech Fund has no limitation on the amount it may invest in foreign securities, DynaTech Fund presently intends to invest no more than 25% of its net assets in foreign securities not publicly traded in the U.S. Within the past year, Communications Fund has had greater investment in foreign securities than any of the other Funds, with Technology Fund having the least amount of exposure.

STOCK SELECTION. For the Target Funds, FAI applies a "bottom-up," growth-oriented approach, focusing primarily on individual securities of companies that have identifiable drivers of future earnings growth and that present, in FAI's opinion, the best tradeoff between earnings growth, business and financial risk, and valuation. Target Fund portfolio managers rely on teams of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial position, and strong management are all factors the portfolio managers believe may contribute to strong growth potential.

When choosing equity investments for DynaTech Fund, FAI applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. FAI also considers a company's price/earnings ratio, profit margins and liquidation value. Although FAI will search for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, technology (including computers and telecommunications) and health care (including biotechnology).

INDUSTRY CONCENTRATION. The Target Funds do not have the same fundamental investment restrictions on industry concentration as DynaTech Fund. Each Target Fund focuses its investments in the particular industry or sector suggested by its name and has a fundamental investment restriction requiring it to be so concentrated, while DynaTech Fund has a policy against concentrating in any particular industry. Each Target Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, Technology Fund will invest more than 25% of its net assets in securities issued by domestic and foreign companies operating within the technology industries, Communications Fund does so within the communications industries, and Health Care Fund does so within the health care industry and related industries. DynaTech Fund may not invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

DIVERSIFICATION. Health Care Fund is a non-diversified fund that may invest a greater portion of its assets in the securities of any one or more issuer(s) than a diversified fund. As a result, Health Care Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities than funds that are more diversified, which may result in greater fluctuation in the value of Health Care Fund's shares. In contrast, DynaTech Fund and the other Target Funds are diversified funds that have a more limited ability to invest their assets in any one issuer.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

The Funds' fundamental investment restrictions with respect to borrowing, underwriting, lending, real estate investments, commodities investments, and issuing senior securities are identical. Their policies with respect to investment goals and investment restrictions with respect to industry concentration and diversification differ, as discussed above.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS? Like all investments, an investment in any Fund involves risk. There is no assurance that any Fund will meet its investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. For more information about the principal risk factors associate with investments in the Funds, see each Fund's prospectus under the heading "Main Risks" and the DynaTech SAI and the Target Funds SAI under the heading "Goals, Strategies and Risks."

COMMON STOCKS. Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the relevant securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by a Fund.

SMALLER AND MIDSIZE COMPANIES. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

FOREIGN SECURITIES. Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in a Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, economic and social instability, diplomatic developments, regional conflicts, terrorism, war, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, including less government supervision, less publicly available information, less liquid trading markets, and greater volatility.

SECTOR FOCUS. To the extent a Fund invests a significant portion of its assets in a particular sector or sectors, the Fund will face a greater risk of loss due to factors affecting that sector than if the Fund always maintained wide diversity among the sectors. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Health care companies, which are the focus of Health Care Fund, are strongly affected by government activities, regulation, and legislation and to the risks of lawsuits related to products liability and of rapid obsolescence. Communications companies, which are the focus of Communications Fund, are subject to significant competitive pressures and to the risk that consumers and businesses will fail to accept their products or services. Each of the Target Funds is highly focused on a particular sector, while DynaTech Fund has relatively less exposure to risks that may apply to any one particular sector, and thus may experience less volatility then the Target Funds.

TECHNOLOGY AND TELECOMMUNICATIONS COMPANIES. The technology and telecommunications sector has historically been volatile due to the rapid pace of product change and development within the sector. For example, their products may not prove commercially successful or may become obsolete quickly. The activities of these companies may also be adversely affected by changes in government regulations. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Although DynaTech Fund intends to focus its investments in rapidly developing industries, including technology and telecommunications companies, it historically has had less exposure to such companies than either Technology Fund or Communications Fund.

HEALTH CARE COMPANIES. The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation. Because DynaTech Fund historically has had less exposure to health care companies than the Target Funds, in particular Health Care Fund, DynaTech Fund may be less susceptible than Health Care Fund to the risks that accompany a concentrated investment in health care companies.

GROWTH STYLE INVESTING. Each of the Target Funds is subject to the risks of growth style investing. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks, and if their valuations return to more typical norms, their prices may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

VALUE STYLE INVESTING. DynaTech Fund is subject to the risks of value style investing. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the manager believes will increase the price of the security do not occur.

PORTFOLIO TURNOVER. Because of the Funds' investment strategies, some
Funds' portfolio turnover rate may be higher than that for other Funds. Higher portfolio turnover may involve additional expenses, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates. DynaTech Fund has historically had a portfolio turnover rate lower than that of any of the Target Funds.

                         INFORMATION ABOUT DYNATECH FUND

Information about DynaTech Fund is included in the DynaTech Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about DynaTech Fund is included in the DynaTech SAI, which is incorporated into the DynaTech Fund Prospectus and into the SAI dated September 4, 2008 relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is considered part of this Prospectus/Proxy Statement. You may request a free copy of the DynaTech SAI, DynaTech Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2007, DynaTech Fund's Semi-Annual Report to Shareholders for the six-month period ended March 31, 2008, the SAI relating to this Prospectus/Proxy Statement, and other information by calling 1-800/DIAL-BEN(R) or by writing to DynaTech Fund at P.O. Box 997151, Sacramento, CA 95899-7151.

The Acquiring Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                       INFORMATION ABOUT THE TARGET FUNDS

Information about the Target Funds is included in their current Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the Target Funds SAI dated September 1, 2008, and FSS's Annual Report to Shareholders for the fiscal year ended April 30, 2008. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to the Target Funds by calling 1-800/DIAL BEN or by writing to the Target Funds at P.O. Box 997151, Sacramento, CA 95899-7151. Reports and other information filed by FSS can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.

                       FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of certain principal differences between the organization of each Fund and, where applicable, of FSS and the Acquiring Trust. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

COMPARISON OF CAPITAL STRUCTURE. Each Target Fund is one series of FSS, which was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to an Agreement and Declaration of Trust dated January 25, 1991, as amended and restated as of April 11, 2007. The number of shares of each Target Fund is unlimited, each without par value, and each Target Fund may issue fractional shares.

DynaTech Fund is one series of the Acquiring Trust, which was incorporated in Delaware in 1947, reincorporated as a Maryland corporation in 1979 under the Maryland General Corporation Law, and reorganized as a Delaware statutory trust on February 1, 2008. The number of shares of DynaTech Fund is unlimited, each without par value, and DynaTech Fund may issue fractional shares.

Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Target Fund and DynaTech Fund shareholders have no appraisal rights.

COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of FSS, the Acquiring Trust, or any of their series is generally forty per cent of the shares entitled to vote, which are present in person or by proxy.

The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their Agreements and Declarations of Trust. The rights to vote on these matters are the same for FSS and the Acquiring Trust. For example, the Agreements and Declarations of Trust ("Trust Instrument") and bylaws for both FSS and the Acquiring Trust give shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Trust Instrument as required by the Trust Instrument, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, and (3) on such matters as required by the Trust Instrument, the bylaws and any registration statement filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

Under the Trust Instruments of FSS and the Acquiring Trust, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees of FSS and the Acquiring Trust are elected by not less than a plurality of the votes cast at such a meeting.

The Trust Instruments for each Fund establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by that Fund's Board. The maximum number of days is 120 for both FSS and the Acquiring Trust.

LEGAL STRUCTURES. Mutual funds formed under the Delaware Statutory Trust Act, such as FSS and the Acquiring Trust, are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses. For example, funds organized as Delaware statutory trusts are not required to hold annual shareholders' meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders. In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to any special voting requirements of the 1940 Act.

LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

BOARDS OF TRUSTEES. Pursuant to the Delaware Statutory Trust Act and FSS's and the Acquiring Trust's Trust Instruments, the responsibility for the management of each of FSS and the Acquiring Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, to at least the extent required by applicable law.

LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Management" and "Additional Management Information" in the Prospectuses of DynaTech Fund and the Target Funds.


                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE A TARGET FUND'S PLAN? An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of a Target Fund is required to approve the Plan for that Target Fund. Each Target Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Target Fund held at the close of business on August 29, 2008 (the "Record Date"). If sufficient votes to approve the Plan for a Target Fund are not received by the date of the Meeting, the Meeting for that Target Fund may be adjourned to permit further solicitations of proxies.

Forty percent (40%) of a Target Fund's outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business by that Target Fund at the Meeting. Under relevant state law and FSS's Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Abstentions and broker non-votes, therefore, will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan for a Target Fund.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:
   o By mail, with the enclosed proxy card;
   o In person at the Meeting;
   o By telephone; or
   o Through the Internet.

If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to your Fund. If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of your Target Fund's Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

MAY I REVOKE MY PROXY?
You may revoke your proxy at any time before it is voted by sending a written notice to FSS expressly revoking your proxy, by signing and forwarding to FSS a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?
The FSS Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?
Shareholders of record of a Target Fund on the Record Date will be entitled to vote at the Meeting. The following table shows the number of shares of each class and the total number of outstanding shares of each Fund as of the Record
Date:

                Technology    Health Care  Communications
                   Fund          Fund          Fund
--------------------------------------------------------
Class A        5,695,674.055  4,134,681.958 5,630,208.757
Class B
                 450,918.774    368,237.530   212,298.926
Class C        1,735,421.032  1,242,935.086 1,330,009.021
Class R        1,309,623.999       --            --
Advisor Class    443,473.224       --            --

TOTAL          9,635,111.084  5,745,854.574 7,172,516.704

HOW WILL PROXIES BE SOLICITED?
Computershare, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $7,000 to $10,600 for Technology Fund, $12,900 to $20,300 for Health Care Fund, and $9,400 and $14,500 for Communications Fund. FSS expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. FSS's Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder's instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FSS may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of FSS or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

ARE THERE DISSENTERS' RIGHTS?
Shareholders of a Target Fund will not be entitled to any "dissenters' rights" because each proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds), and thus you have the right to redeem your shares of a Target Fund at NAV until the closing date. After the closing date, you may redeem your DynaTech Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

                           PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of FSS, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of each Target Fund. As of the Record Date, the officers and trustees of the Acquiring Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of DynaTech Fund.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of the Funds, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of a Target Fund or of DynaTech Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement. Upon completion of the Transactions, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of a Target Fund's outstanding Class A, Class B, or Class C shares will own in excess of 5% of the then outstanding shares of such classes of DynaTech Fund. Because DynaTech Fund has no outstanding Class R shares, persons owning 5% or more of Technology Fund's Class R shares will, upon completion of the Transactions, own the same percentage of the then outstanding shares of such classes of DynaTech Fund. Because of the relatively small net asset value of DynaTech Advisor Class shares outstanding as of the Record Date, it is expected that the percentage ownership of DynaTech Fund Advisor Class shares held by those persons listed in Exhibit C will materially decrease as a result of the Transactions.

                              SHAREHOLDER PROPOSALS

FSS is not required to hold, and does not intend to hold, regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in FSS's proxy statement for the next meeting of shareholders should send a written proposal to FSS's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in FSS's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in FSS's proxy statement or presented at the meeting.

                                   ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to a Target Fund at the Meeting, whether or not a quorum is present, or the chairperson of the FSS Board, the president of FSS (in the absence of the chairperson of the Board), or any vice president or other authorized officer of FSS (in the absence of the president) may adjourn the Meeting with respect to one or more Target Funds. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for the further solicitation of proxies from shareholders of a Target Fund that had not received proxies from a sufficient number of shareholders. Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior adjournment. The persons designated as proxies may use their discretionary authority to vote as instructed by management of FSS on questions of adjournment.


                                   By Order of the Board of Trustees,

                                   Karen L. Skidmore
                                    SECRETARY


September 4, 2008

                                    GLOSSARY
USEFUL TERMS AND DEFINITIONS

1940 ACT--The Investment Company Act of 1940, as amended.

ACQUIRING TRUST --Franklin Custodian Funds.

AFFIRMATIVE MAJORITY VOTE--The affirmative vote of the lesser of: (i) a majority of the outstanding shares of a Target Fund, or (ii) 67% or more of the outstanding shares of a Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of a Target Fund are present or represented by proxy.

CDSC--Contingent deferred sales charge.

DISTRIBUTORS--Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FAI--Franklin Advisers, Inc., the investment manager for the Funds.

FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments, excluding Franklin Templeton Variable Insurance Products Trust and Franklin Mutual Recovery Fund.

FRANKLIN TEMPLETON INVESTMENTS--Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

FSS--Franklin Strategic Series.

FT SERVICES--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund's investment manager and principal underwriter.

INDEPENDENT TRUSTEES--The Trustees who are not "interested persons" of a Fund as such term is defined in the 1940 Act.

INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA, the shareholder servicing, transfer agent and dividend-paying agent for the Funds.

MEETING--The Special Meeting of Shareholders of the Target Funds concerning approval of the Plans.

NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

PLAN--The Agreement and Plan of Reorganization between FSS, on behalf of a Target Fund, and Franklin Custodian Funds on behalf of Franklin DynaTech Fund.

RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

SAI--Statement of Additional Information, a document that supplements information found in a mutual fund's prospectus.

SEC--U.S. Securities and Exchange Commission.

SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TARGET FUNDS--Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund.

TRANSACTION--The proposed transaction contemplated for a Target Fund by the Plan.

U.S.--United States.


                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT
   A.  Form of Agreement and Plan of Reorganization

   B. Prospectus of Franklin DynaTech Fund - Class A, Class B, Class C, Class R and Advisor Class shares, dated February 1, 2008, as amended and supplemented to date (enclosed)

   C.  Principal Holders of Securities





                                    EXHIBIT A


                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this __ day of _______, 2008, by and between Franklin Custodian Funds, a statutory trust created under the laws of the State of Delaware ("Acquiring Trust"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of one of its series, Franklin DynaTech Fund ("Acquiring Fund"), and Franklin Strategic Series, a statutory trust created under the laws of the State of Delaware("Target Trust"), with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin [Technology] [Global Communications] [Global Health Care] Fund ("Target Fund").

                             PLAN OF REORGANIZATION
    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of the following: (i) the acquisition by Acquiring Trust, on behalf of Acquiring Fund, of substantially all of the property, assets and goodwill of Target Fund in exchange solely for full and fractional [Class A, Class B, and Class C] [Class A, Class B, Class C, Class R, and Advisor Class] common shares, with no par value, of Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the holders of [Class A, Class B, and Class C] [Class A, Class B, Class C, Class R, and Advisor Class] shares of Target Fund (the "Target Fund Shares"), respectively, according to their respective interests in Target Fund in complete liquidation of Target Fund; and
(iii) the dissolution of Target Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                    AGREEMENT

    In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF TARGET FUND.
   (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Acquiring Trust, on behalf of Acquiring Fund, herein contained, and in consideration of the delivery by Acquiring Trust of the number of Acquiring Fund Shares hereinafter provided, Target Trust on behalf of Target Fund agrees that it will convey, transfer and deliver to Acquiring Trust, for the benefit of Acquiring Fund, at the Closing all of Target Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 9 of the Plan, which costs and expenses shall be established on Target Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of Target Trust shall reasonably deem to exist against Target Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Target Fund's books (hereinafter "Net Assets"). Neither Acquiring Trust nor Acquiring Fund shall assume any liability of Target Fund or Target Trust, and Target Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

    (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of Target Trust, on behalf of Target Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Acquiring Trust agrees at the Closing to deliver to Target Trust the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each [Class A, Class B, and Class C] [Class A, Class B, Class C, Class R, and Advisor Class] shares of Target Fund by the net asset value per share of each of [Class A, Class B, and Class C] [Class A, Class B, Class C, Class R, and Advisor Class] shares of Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding [Class A, Class B, and Class C] [Class A, Class B, Class C, Class R, and Advisor Class] shares of Target Fund as of 1:00 p.m., Pacific Time, on the Closing Date. Acquiring Fund Shares delivered to Target Trust at the Closing shall have an aggregate net asset value equal to the value of Target Fund's Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

    (c) Immediately following the Closing, Target Trust shall dissolve Target Fund and distribute pro rata to Target Fund's shareholders of record, as of the close of business on the Closing Date, Acquiring Fund Shares received by Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Target Fund shall be entitled to surrender the same to the transfer agent for Acquiring Fund in exchange for the number of Acquiring Fund Shares into which Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Acquiring Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Target Fund shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which Target Fund Shares (which prior to the Closing were represented thereby) have been converted.

    (d) At the Closing, each shareholder of record of Target Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Target Fund that such person had on the Distribution Record Date.

    (e) All books and records relating to Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Acquiring Trust from and after the date of the Plan, and shall be turned over to Acquiring Trust on or prior to the Closing.

2. VALUATION.

    (a) The net asset value of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets to be acquired by Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date, unless on such date: (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading; or (b) the reporting of trading on the NYSE or elsewhere is disrupted; or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of Acquiring Fund Shares and Target Fund Shares and the value of Target Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectuses of Acquiring Fund and Target Fund, or amendments thereto.

    (b) In the event of a Market Disruption on the proposed Closing Date, so that an accurate appraisal of the net asset value of Acquiring Fund Shares or Target Fund Shares or the value of Target Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

    The Closing Date shall be ______ __, 2008 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Acquiring Trust at 2:00 p.m., Pacific Time, on the Closing Date. Target Trust on behalf of Target Fund shall have provided for delivery as of the Closing of those Net Assets of Target Fund to be transferred to the account of Acquiring Fund's Custodian, Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286. Also, Target Trust, on behalf of Target Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of Target Fund Shares as of the Distribution Record Date and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Acquiring Trust on behalf of Acquiring Fund shall provide evidence satisfactory to Target Trust that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of Target Trust on behalf of Target Fund may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY ACQUIRING TRUST ON BEHALF OF ACQUIRING
FUND.

    Acquiring Trust, on behalf of Acquiring Fund, represents and warrants to Target Trust that:

    (a) Acquiring Fund is a series of Acquiring Trust, a statutory trust organized originally as a Delaware corporation in September 1947, reincorporated as a Maryland corporation in 1979, and converted into a Delaware statutory trust effective February 1, 2008. Acquiring Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Acquiring Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

    (b) Acquiring Trust is authorized to issue an unlimited number shares of beneficial interest, without par value, of Acquiring Fund, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. Acquiring Trust currently issues shares of five (5) series, including Acquiring Fund. Acquiring Fund issues five class of shares:
Class A, Class B, Class C, Class R, and Advisor Class shares. No shareholder of Acquiring Trust shall have any preemptive or other right to subscribe for Acquiring Fund Shares.

    (c) The financial statements appearing in Acquiring Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2007, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Target Trust, and any interim unaudited financial statements, copies of which may be furnished to Target Trust, fairly present the financial position of Acquiring Fund as of their respective dates and the results of Acquiring Fund's operations for the period indicated in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

    (d) The books and records of Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Acquiring Fund.

    (e) Acquiring Trust, on behalf of Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquiring Fund or Acquiring Trust of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

    (f) Acquiring Trust has elected to treat Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and intends to continue to qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (g) Acquiring Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (h) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.

    (i) Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

    (j) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (k) Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Target Fund.

    (l) Acquiring Trust has no plan or intention to issue additional shares of Acquiring Fund following the Plan of Reorganization except for shares issued in the ordinary course of Acquiring Fund's business as a series of an open-end investment company; nor does Acquiring Trust have any plan or intention to redeem or otherwise reacquire any shares of Acquiring Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

    (m) Acquiring Fund is in the same line of business as Target Fund before the Plan of Reorganization and did not enter into such line of business as part of the Plan of Reorganization. Acquiring Fund will actively continue Target Fund's business in substantially the same manner that Target Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Acquiring Fund expects that at least 33 1/3% of Target Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Acquiring Fund. Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Plan of Reorganization. Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Target Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Acquiring Fund will continuously review its investment portfolio (as Target Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of Target Fund.

    (n) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Target Fund shareholders, and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST ON BEHALF OF TARGET FUND.

    Target Trust, on behalf of Target Fund, represents and warrants to Acquiring Trust that:

    (a) Target Fund is series of Target Trust, a statutory trust originally organized under the laws of Delaware on January 25, 1991. Target Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Target Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b) Target Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Target Fund, each outstanding share of which is fully paid, non-assessable, and has full voting rights. Target Trust issues shares of eleven (11) series, including Target Fund. Target Fund has [three][five] classes of shares [(Class A, Class B, and Class C)] [(Class A, Class B, Class C, Class R, and Advisor Class)] and an unlimited number of shares of beneficial interest of Target Trust have been allocated and designated to each share class of Target Fund. No shareholder of Target Trust has or will have any option, warrant, or preemptive rights of subscription or purchase with respect to Target Fund Shares.

    (c) The financial statements appearing in Target Fund's Annual Report to Shareholders for the fiscal year ended April 30, 2008, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to Acquiring Trust, and any interim financial statements for Target Fund that may be furnished to Acquiring Trust, fairly present the financial position of Target Fund as of their respective dates and the results of Target Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) Target Trust, on behalf of Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or Bylaws, as amended, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Target Fund.

    (e) Target Trust has elected to treat Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. Target Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (f) Target Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (g) Target Fund does not have any unamortized or unpaid organization fees or expenses.

    (h) Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

    (i) Since April 30, 2008, there has not been any material adverse change in Target Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

    (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund or Target Trust of the transactions contemplated by the Plan, except the necessary Target Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

    (k) There is no intercorporate indebtedness existing between Target Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

    (l) During the five-year period ending on the Closing Date, (i) Target Fund has not acquired, and will not acquire, Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for redemptions in the ordinary course of Target Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to Target Fund Shares (other than regular, normal dividend distributions made pursuant to Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

    (m) As of the Closing Date, Target Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Target Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

    (n) Throughout the five year period ending on the Closing Date, Target Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Target Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. Target Fund will not alter its investment portfolio in connection with the Plan of Reorganization.

6. REPRESENTATIONS AND WARRANTIES BY TARGET TRUST AND ACQUIRING TRUST.

    Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, each represents and warrants to the other that:

    (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific Time, on the Closing Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect Target Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in its currently effective prospectus relating to Target Fund, in the case of Target Trust, and Acquiring Fund, in the case of Acquiring Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Acquiring Trust nor Target Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Acquiring Fund's or Target Fund's business or their ability to consummate the transactions herein contemplated.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees and the Plan, subject to the approval of Target Fund's shareholders in the case of Target Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

    (f) It anticipates that consummation of the Plan will not cause either Target Fund, in the case of Target Trust, or Acquiring Fund, in the case of Acquiring Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7. COVENANTS OF TARGET TRUST AND ACQUIRING TRUST.

    (a) Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, each covenants to operate its respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

    (b) Target Trust, on behalf of Target Fund, undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund's shareholders.

    (c) Target Trust, on behalf of Target Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve Target Fund.

    (d) Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

    (e) At the Closing, Target Trust, on behalf of Target Fund, will provide Acquiring Fund with a copy of the shareholder ledger accounts, certified by Target Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Target Fund Shares as of 1:00 p.m., Pacific Time, on the Closing Date who are to become shareholders of Acquiring Fund as a result of the transfer of assets that is the subject of the Plan.

    (f) The Board of Target Trust shall call and Target Trust shall hold, a Special Meeting of Target Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and Target Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Target Trust agrees to mail to each shareholder of record of Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder.

    (g) Acquiring Trust has filed the Registration Statement with the SEC and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (h) Subject to the provisions of the Plan, Acquiring Trust and Target Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

    (i) Target Trust shall deliver to Acquiring Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of Target Fund transferred to Acquiring Trust in accordance with the terms of the Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY TARGET TRUST AND ACQUIRING TRUST.

    The consummation of the Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

    (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Target Fund at a meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Target Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific Time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

    (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Target Fund or Acquiring Fund.

    (g) That there shall be delivered to Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to them from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust and Target Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware, and based upon certificates of the officers of Target Trust and Acquiring Trust with regard to matters of fact:

       (1) The acquisition by Acquiring Fund of substantially all the assets of Target Fund, as provided for herein, in exchange for Acquiring Fund Shares followed by the distribution by Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Target Fund and Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for voting shares of Acquiring Fund (Sections 361(a) and 357(a) of the Code);

       (3) Acquiring Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Target Fund in exchange solely for voting shares of Acquiring Fund (Section 1032(a) of the Code);

       (4) No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund Shares to its shareholders in liquidation of Target Fund, in pursuance of the Plan (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Target Fund received by Acquiring Fund will be the same as the basis of such assets to Target Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

       (6) The holding period of the assets of Target Fund received by Acquiring Fund will include the period during which such assets were held by Target Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of their shares in Target Fund for voting shares of Acquiring Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Acquiring Fund Shares received by the shareholders of Target Fund shall be the same as the basis of Target Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Acquiring Fund Shares received by shareholders of Target Fund (including fractional shares to which they may be entitled) will include the holding period of Target Fund Shares surrendered in exchange therefor, provided that Target Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (h) That there shall be delivered to Acquiring Trust, on behalf of Acquiring Fund, an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to Target Trust, on behalf of Target Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Target Fund is a series of Target Trust and that Target Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Target Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Target Trust on behalf of Target Fund; and

       (4) The Plan is the legal, valid and binding obligation of Target Trust, on behalf of Target Fund, and is enforceable against Target Trust, on behalf of Target Fund, in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Target Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Target Trust.

    (i) That there shall be delivered to Target Trust, on behalf of Target Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to Acquiring Trust, on behalf of Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Acquiring Fund is a series of Acquiring Trust and Acquiring Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

       (2) Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

       (3) Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Acquiring Trust, on behalf of Acquiring Fund;

       (5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of Acquiring Trust, on behalf of Acquiring Fund;

       (6) The Plan is the legal, valid and binding obligation of Acquiring Trust, on behalf of Acquiring Fund, and is enforceable against Acquiring Trust, on behalf of Acquiring Fund, in accordance with its terms; and

       (7) The registration statement of Acquiring Trust, of which the prospectus dated November 1, 2007 of Acquiring Fund is a part (the "Prospectus"), is, at the time of the signing of the Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Acquiring Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Acquiring Trust, and an opinion of local Delaware counsel as to matters of Delaware law.

    (j) That Acquiring Trust's prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund's shareholders in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Acquiring Fund Shares lawfully to be delivered to each holder of Target Fund Shares.

    (l) That, at the Closing, there shall be transferred to Acquiring Trust, on behalf of Acquiring Fund, aggregate Net Assets of Target Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Target Fund on the Closing Date.

    (m) That there be delivered to Acquiring Trust, on behalf of Acquiring Fund, information concerning the tax basis of Target Fund in all securities transferred to Acquiring Fund, together with shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Target Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Target Fund with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each of Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, will pay 25% of the costs of the Plan of Reorganization, and Franklin Advisers, Inc., the investment manager for both Acquiring Fund and Target Fund, will pay 50% of the costs of the Plan of Reorganization.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.
    (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by shareholders of Target Fund) prior to the Closing, or the Closing may be postponed as follows:

       (1) by mutual consent of Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund;

       (2) by Acquiring Trust, on behalf of Acquiring Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

       (3) by Target Trust, on behalf of Target Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

    (b) If the transactions contemplated by the Plan have not been consummated by ____, 2009, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Acquiring Trust and Target Trust.

    (c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither Target Trust, Acquiring Trust, Target Fund nor Acquiring Fund, nor their trustees, officers, or agents or the shareholders of Target Fund or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

    (d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the party who is entitled to the benefit thereof if, in the judgment of such party, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither Target Trust nor Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

    (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Target Trust, on behalf of Target Fund, or the Board of Trustees of Acquiring Trust, on behalf of Acquiring Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without a vote or approval of the shareholders of Target Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to Target Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Target Fund prior to the meeting at which the transactions contemplated by the Plan shall have been approved, the Plan shall not be consummated and shall terminate unless Target Trust shall promptly call a special meeting of the shareholders of Target Fund at which such conditions so imposed shall be submitted for approval.

11. LIABILITY OF ACQUIRING TRUST AND TARGET TRUST.

    (a) Each party acknowledges and agrees that all obligations of Acquiring Trust under the Plan are binding only with respect to Acquiring Fund; that any liability of Acquiring Trust under the Plan with respect to Acquiring Trust, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Acquiring Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Target Trust nor Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of Acquiring Trust, the trustees, officers, employees or agents of Acquiring Trust, or any of them.

    (b) Each party acknowledges and agrees that all obligations of Target Trust under the Plan are binding only with respect to Target Fund; that any liability of Target Trust under the Plan with respect to Target Fund, or in connection with the transactions contemplated herein with respect to Target Fund, shall be discharged only out of the assets of Target Fund; that no other series of Target Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither Acquiring Trust nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Target Trust, the trustees, officers, employees or agents of Target Trust, or any of them.

12. ENTIRE AGREEMENT AND AMENDMENTS.

    The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

 13. COUNTERPARTS.

    The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

 14. NOTICES.

    Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin DynaTech Fund, at Franklin Custodian Funds, One Franklin Parkway, San Mateo, CA 94403-1906,
Attention: Secretary, or Franklin [Technology] [Global Communications] [Global Health Care] Fund, at Franklin Strategic Series, One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, as the case may be.

15. GOVERNING LAW.

 The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

    IN WITNESS WHEREOF, Target Trust, on behalf of Target Fund, and Acquiring Trust, on behalf of Acquiring Fund, have each caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


FRANKLIN CUSTODIAN FUNDS on behalf
of FRANKLIN DYNATECH FUND

By:

    -------------------------------

     (Name) (Title)


FRANKLIN STRATEGIC SERIES, on
behalf of FRANKLIN [TECHNOLOGY]
[GLOBAL COMMUNICATIONS] [GLOBAL
HEALTH CARE] FUND

By:

    -------------------------------

    (Name) (Title)





EXHIBIT B - PROSPECTUS (enclosed)


EXHIBIT B

The prospectus of Franklin Custodian Funds dated February 1, 2008, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of Franklin California Limited-Term Tax-Free Income Fund and Franklin New
York Limited-Term Tax-Free Income Fund. For purposes of this EDGAR filing, the prospectus of Franklin DynaTech Fund dated February 1, 2008, as supplemented to date, is incorporated by reference to the electronic filings on Form N-1A and under Rule 497 made by Franklin Custodian Funds on January 25, 2008 and September 15, 2008, under Accession Nos. 0000038721-08-000002 and 0000038721-08-000036, respectively.







EXHIBIT C - PRINCIPAL HOLDERS OF SECURITIES

NAME AND ADDRESS             SHARE CLASS  PERCENTAGE (%)
-------------------------------------------------------
TECHNOLOGY FUND
Raymond James Assoc. Inc.         B           5.54
FBO Alan Reichenstein and
Lisa Reichenstein
9580 Savona Winds Drive
Delray Reach, FL  33446-9751

Capital Bank & Trust              R           7.64
Company Trustee
FBO Vacation Resorts
International 401(k) PSP
c/o Plan Premier Fascorp
8515 E. Orchard Rd., 2T2
Greenwood Village, CO  80111

Reliance Trust Company Cust.      R           9.07
Hughes Associates Inc.
401(k) PSP P.O. Box 48529
Atlanta, GA  30362-1529

GPC Securities Inc. Agent         R           5.26
for Reliance Trust Company
FBO Aguirre Inc.
P.O. Box 79377
Atlanta, GA 30357

DWS Trust Co. Trustee             R           7.54
Retirement Plan for EE's of
Monarch Fire Protection
P.O. Box 1757
Salem, NH 03079-1143

DWS Trust Co.                     R           7.16
FBO Robertson Fire
Protection District Defined
Contribution Plan
P.O. Box 1757
Salem, NH 03079-1143

DWS Trust Co. Trustee             R           7.52
Community Fire Protection
District
P.O. Box 1757
Salem, NH 03079-1143

Rafael Costas, Jr.             Advisor       15.87
One Franklin Parkway
San Mateo, CA 94403-1906

Donald Taylor and Gigo         Advisor       14.61
Lee-Taylor
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024-2920

Ellard Co.                     Advisor        7.17
c/o Fiduciary Trust Co.
Intl.
P.O. Box 3199
Church Street Station
New York, NY  10008

COMMUNICATIONS FUND
Marian Sauls Administrative       B           6.19
Trust
Robert Sauls Trustee
2613 Manhasset Circle
Modesto, CA  95355-4608

DYNATECH FUND
Rupert H. Johnson, Jr.         Advisor       74.08
One Franklin Parkway
San Mateo, CA 94403-1906


























                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


































                 Please detach at perforation before mailing.


PROXY                                                                     PROXY
                       FRANKLIN GLOBAL COMMUNICATIONS FUND
                        SPECIAL MEETING OF SHAREHOLDERS
                                NOVEMBER 12, 2008

The undersigned hereby revokes all previous proxies for his/her shares and appoints Craig S. Tyle, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Global Communications Fund ("Communications Fund") that the undersigned is entitled to vote at Communications Fund's meeting to be held at One Franklin Parkway, San Mateo, California 94403-1906, on November 12, 2008 at 2:00 p.m., Pacific Time, including any adjournments thereof (the "Meeting"), upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN STRATEGIC SERIES (THE "TRUST") ON BEHALF OF COMMUNICATIONS FUND. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Communications Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Communications Fund, and Franklin Custodian Funds, on behalf of Franklin DynaTech Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                             VOTE VIA THE INTERNET:
                                             WWW.FRANKLINTEMPLETON.COM
                                             VOTE VIA THE TELEPHONE:
                                             1-866-241-6192

                                             999 9999 9999 999




----------------------------
Signature

----------------------------
Signature

----------------------------
2008

                                                               YES      NO
                                               I PLAN TO ATTEND THE MEETING.

                          (Continued on the other side)




                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT























                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY








                 Please detach at perforation before mailing.





THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF
PROPOSAL 1.

PLEASE    MARK   BOXES   BELOW   IN   BLUE   OR   BLACK   INK   AS   FOLLOWS.
EXAMPLE:

1. To approve an Agreement and Plan of Reorganization      FOR AGAINST ABSTAIN
between Franklin Strategic Series, on behalf of Franklin   []  []      []
Global Communications Fund ("Communications Fund"), and
Franklin Custodian Funds, on behalf of Franklin DynaTech
Fund ("DynaTech Fund"), that provides for (i) the acquisition of substantially all of the assets of Communications Fund by DynaTech Fund in exchange solely for shares of DynaTech Fund, (ii) the distribution of such shares to the shareholders of Communications Fund, and (iii) the complete liquidation and dissolution of Communications Fund.Shareholders of Communications Fund will receive Class A, Class B or Class C shares of
DynaTech Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in Class A, Class B or Class C shares of Communications Fund.





            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY.....TODAY
            ---------
 PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
                         REQUIRED IF MAILED IN THE U.S.




                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


































                 Please detach at perforation before mailing.


PROXY                                                                     PROXY
                        FRANKLIN GLOBAL HEALTH CARE FUND
                         SPECIAL MEETING OF SHAREHOLDERS
                                NOVEMBER 12, 2008

The undersigned hereby revokes all previous proxies for his/her shares and appoints Craig S. Tyle, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Global Health Care Fund ("Health Care Fund") that the undersigned is entitled to vote at Health Care Fund's meeting to be held at One Franklin Parkway, San Mateo, California 94403-1906, on November 12, 2008 at 2:00 p.m., Pacific Time, including any adjournments thereof (the "Meeting), upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN STRATEGIC SERIES (THE "TRUST") ON BEHALF OF HEALTH CARE FUND. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Health Care Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Health Care Fund, and Franklin Custodian Funds, on behalf of Franklin DynaTech Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                             VOTE VIA THE INTERNET:
                                             WWW.FRANKLINTEMPLETON.COM
                                             VOTE VIA THE TELEPHONE:
                                             1-866-241-6192

                                             999 9999 9999 999

----------------------------
Signature

----------------------------
Signature

----------------------------
2008



                                                                YES     NO
                                               I PLAN TO ATTEND THE MEETING.

                         (Continued on the other side)





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT























                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY








                 Please detach at perforation before mailing.





THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF
PROPOSAL 1.

PLEASE    MARK   BOXES   BELOW   IN   BLUE   OR   BLACK   INK   AS   FOLLOWS.
EXAMPLE:

1.To approve an Agreement and  Plan of Reorganization       FOR AGAINST ABSTAIN
  between Franklin Strategic Series, on behalf of           []  []      []
  Franklin Global Health Care Fund ("Health Care Fund"), and Franklin Custodian Funds, on behalf of Franklin
  DynaTech Fund ("DynaTech Fund"), that provides for (i) the acquisition of substantially all of the assets of Health Care Fund by DynaTech Fund in exchange solely for shares of DynaTech Fund, (ii) the distribution of such shares to the shareholders of Health Care Fund, and
  (iii) the complete liquidation and dissolution of Health Care Fund. Shareholders of Health Care Fund will receive Class A, Class B or Class C shares of DynaTech
  Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in Class A, Class B or Class C shares of Health Care Fund.




            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY.....TODAY
            ---------
 PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
                         REQUIRED IF MAILED IN THE U.S.





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT


































                 Please detach at perforation before mailing.


PROXY                                                                      PROXY
                            FRANKLIN TECHNOLOGY FUND
                         SPECIAL MEETING OF SHAREHOLDERS
                                NOVEMBER 12, 2008

The undersigned hereby revokes all previous proxies for his/her shares and appoints Craig S. Tyle, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Technology Fund ("Technology Fund") that the undersigned is entitled to vote at the Technology Fund's meeting to be held at One Franklin Parkway, San Mateo, California 94403-1906, on November 12, 2008 at 2:00 p.m., Pacific Time, including any adjournments thereof (the "Meeting"), upon such business as may properly be brought before the Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN STRATEGIC SERIES (THE "TRUST") ON BEHALF OF TECHNOLOGY FUND. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Technology Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Technology Fund, and Franklin Custodian Funds, on behalf of Franklin DynaTech Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT:  PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                             VOTE VIA THE INTERNET:
                                             WWW.FRANKLINTEMPLETON.COM
                                             VOTE VIA THE TELEPHONE:
                                             1-866-241-6192

                                             999 9999 9999 999



----------------------------
Signature

----------------------------
Signature

----------------------------
2008
                                                                  YES    NO
                                               I PLAN TO ATTEND THE MEETING.

                          (Continued on the other side)





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT























                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY








                 Please detach at perforation before mailing.





THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF
PROPOSAL 1.

PLEASE    MARK   BOXES   BELOW   IN   BLUE   OR   BLACK   INK   AS   FOLLOWS.
EXAMPLE:

1. To approve an Agreement and Plan of Reorganization       FOR AGAINST ABSTAIN
   between Franklin Strategic Series, on behalf of          []  []      []
   Franklin Technology Fund, and Franklin Custodian
   Funds, on behalf of Franklin DynaTech Fund ("DynaTech Fund"), that provides for (i) the acquisition of substantially all of the assets of Technology Fund by DynaTech Fund in exchange solely for shares of DynaTech Fund, (ii) the distribution of such shares to the shareholders of Technology Fund, and (iii) the complete liquidation and dissolution of Technology Fund. Shareholders of Technology
   Fund will receive Class A, Class B, Class C, Class R or
   Advisor Class shares of DynaTech Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in Class A, Class B, Class C, Class R or Advisor Class shares of
   Technology Fund.



            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY.....TODAY
            ---------
 PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
                         REQUIRED IF MAILED IN THE U.S.






















                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             FRANKLIN DYNATECH FUND,
                                   A SERIES OF
                            FRANKLIN CUSTODIAN FUNDS

                             DATED SEPTEMBER 4, 2008

               Acquisition of Substantially All of the Assets of:

                            FRANKLIN TECHNOLOGY FUND
                        FRANKLIN GLOBAL HEALTH CARE FUND
                       FRANKLIN GLOBAL COMMUNICATIONS FUND
                  (each a series of Franklin Strategic Series)

                        By and in exchange for shares of

                             FRANKLIN DYNATECH FUND
                     (a series of Franklin Custodian Funds)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund (the "Target Funds") by and in exchange for Class A, Class B, Class C, Class R, and Advisor Class shares of Franklin DynaTech Fund ("DynaTech Fund").

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1. Statement of Additional Information of DynaTech Fund dated February 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' filing under Rule 485(b) [Accession No. 0000038721-08-000002] filed January 25, 2008, and will be mailed to any Shareholder who requests this SAI.

2.  Supplement dated February 1, 2008, to Statement of Additional
    Information of DynaTech Fund dated February 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' filing under Rule 497 [Accession No. 0001217951-08-000006] filed January 31, 2008, and will be mailed to any Shareholder who requests this SAI.

3. Supplement dated May 15, 2008, to Statement of Additional Information of DynaTech Fund dated February 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' filing under Rule 485(b) [Accession No. 0000038721-08-000012] filed May 12, 2008, and will be mailed to any Shareholder who requests this SAI.

4. Supplement dated June 25, 2008, to Statement of Additional Information of DynaTech Fund dated February 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' filing under Rule 497 [Accession No. 0000225375-08-000015] filed June 25, 2008, and will be mailed to any Shareholder who requests this SAI.

5.  Supplement dated September 12, 2008, to Statement of Additional
    Information of DynaTech Fund dated February 1, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' filing under Rule 497 [Accession No. 0000038721-09-000036] filed September 15, 2008, and will be mailed to any Shareholder who requests this SAI.

6. Annual Report of DynaTech Fund for the fiscal year ended September 30, 2007, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' Form N-CSR [Accession No. 0000038721-07-000218] filed November 30, 2007, and will be mailed to any Shareholder who requests this SAI.

7.  Semi-Annual Report of DynaTech Fund for the period ended March 31,
    2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Custodian Funds' Form N-CSR [Accession No. 0000038721-08-000018] filed May 28, 2008, and will be mailed to any Shareholder who requests this SAI.

8. Annual Report of the Target Funds for the fiscal year ended April 30, 2008, as previously filed via EDGAR is incorporated herein by reference to Franklin Strategic Series' Form N-CSR [Accession No. 00000872625-08-000011] filed July 1, 2008, and will be mailed to any Shareholder who requests this SAI.

9. Pro Forma Financial Statements for the Reorganization of the Target Funds into DynaTech Fund.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated September 4, 2008, relating to the above-referenced transactions. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) (1-800/342-5236) or by writing to DynaTech Fund at P.O. Box 997151, Sacramento, CA 95899-7151.










FRANKLIN TECHNOLOGY FUND
FRANKLIN GLOBAL COMMUNICATIONS FUND
FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN DYNATECH FUND

PRO FORMA COMBINING STATEMENTS, MARCH 31, 2008
(UNAUDITED)

The following unaudited Pro Forma Combining Statements give effect to the proposed reorganizations, accounted as if the reorganizations had occurred as of April 1, 2007. In addition, each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

The unaudited Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Franklin Technology Fund, the Franklin Global Communications Fund, the Franklin Global Health Care Fund and the Franklin DynaTech Fund which are incorporated by reference in this Statement of Additional Information. Each combination will be accounted for as a tax-free reorganization.

Franklin Strategic Series - Franklin Technology Fund
Franklin Strategic Series - Franklin Global Communications Fund
Franklin Strategic Series - Franklin Global Health Care Fund
Franklin Custodian Funds - Franklin DynaTech Fund
Pro Forma Combining Statements of Investments, March 31, 2008

                                                                   Franklin DynaTech Fund      Franklin Technology Fund
                                                                ---------------------------   --------------------------
                                                Country            Shares          Value         Shares        Value
                                                --------------  -----------   -------------   ----------   -------------
        Long Term Investments 96.2%
        Common Stocks and Warrants 96.1%
        Aerospace & Defense 0.2%
 (a)    Orbital Sciences Corp.                  United States                 $                            $

        Air Freight & Logistics 1.0%
        C.H. Robinson Worldwide Inc.            United States       150,000       8,160,000
                                                                              -------------
        Biotechnology 8.1%
 (a)    Acadia Pharmaceuticals Inc.             United States
 (a)    Amgen Inc.                              United States
 (a)    Celgene Corp.                           United States       200,000      12,258,000       14,600        894,834
 (a)    Cephalon Inc.                           United States
 (a, b) CytRx Corp., 144A                       United States
 (a)    Genentech Inc.                          United States       250,000      20,295,000
 (a)    Genzyme Corp.                           United States
 (a)    Gilead Sciences Inc.                    United States       300,000      15,459,000        7,900        407,087
 (a)    Indevus Pharmaceuticals Inc.            United States
 (a)    Millennium Pharmaceuticals Inc.         United States       200,000       3,092,000
 (a)    Myriad Genetics Inc.                    United States
 (a)    Orexigen Therapeutics Inc.              United States
 (a)    PDL BioPharma Inc.                      United States
 (a)    RXi Pharmaceuticals Corp.               United States
                                                                              -------------                ------------
                                                                                 51,104,000                   1,301,921
                                                                              -------------                ------------
        Capital Markets 0.5%
        The Goldman Sachs Group Inc.            United States        25,000       4,134,750
                                                                              -------------
        Chemicals 4.1%
        Monsanto Co.                            United States       100,000      11,150,000
 (a)    The Mosaic Co.                          United States        40,000       4,104,000
        Potash Corp. of Saskatchewan Inc.       Canada               20,000       3,104,200
        Sigma-Aldrich Corp.                     United States       250,000      14,912,500
                                                                              -------------
                                                                                 33,270,700
                                                                              -------------
        Commercial Services & Supplies 0.5%
 (a)    Stericycle Inc.                         United States        85,000       4,377,500
                                                                              -------------
        Communications Equipment 7.2%
 (a)    Cisco Systems Inc.                      United States       450,000      10,840,500       65,200      1,570,668
 (a)    Comverse Technology Inc.                United States                                     39,800        612,920
        Corning Inc.                            United States                                     53,300      1,281,332
        Telefonaktiebolaget LM Ericsson, B, ADR Sweden
 (a)    F5 Networks Inc.                        United States                                     47,900        870,343
        Harris Corp.                            United States                                     10,500        509,565
 (a)    Ixia                                    United States                                    118,900        922,664
        Nokia Corp., ADR                        Finland             220,000       7,002,600       13,900        442,437
        QUALCOMM Inc.                           United States       200,000       8,200,000       39,000      1,599,000
 (a)    Research In Motion Ltd.                 Canada               60,000       6,733,800       10,900      1,223,307
 (a)    Riverbed Technology Inc.                United States                                     36,900        548,334
 (a)    ViaSat Inc.                             United States                                     37,400        812,328
                                                                              -------------                ------------
                                                                                 32,776,900                  10,392,898
                                                                              -------------                ------------
        Computers & Peripherals 5.8%
 (a)    Apple Inc.                              United States       165,000      23,677,500        9,500      1,363,250
 (a)    EMC Corp.                               United States                                     43,700        626,658
        Hewlett-Packard Co.                     United States       340,000      15,524,400       20,700        945,162
 (a)    NetApp Inc.                             United States                                     36,300        727,815

                                                         Franklin                 Franklin Global         Franklin DynaTech Fund
                                                Global Communications Fund       Health Care Fund           Pro Forma Combined
                                                --------------------------  -------------------------  --------------------------
                                                   Shares       Value          Shares       Value         Shares       Value
                                                -----------  ------------   ----------  -------------  ----------  -------------
        Long Term Investments 96.2%
        Common Stocks and Warrants 96.1%
        Aerospace & Defense 0.2%
 (a)    Orbital Sciences Corp.                      55,700   $  1,342,370               $                  55,700  $   1,342,370
                                                             ------------                                          -------------
        Air Freight & Logistics 1.0%
        C.H. Robinson Worldwide Inc.                                                                      150,000      8,160,000
                                                                                                                   -------------
        Biotechnology 8.1%
 (a)    Acadia Pharmaceuticals Inc.                                             45,700        414,042      45,700        414,042
 (a)    Amgen Inc.                                                              15,600        651,768      15,600        651,768
 (a)    Celgene Corp.                                                           37,600      2,304,504     252,200     15,457,338
 (a)    Cephalon Inc.                                                           22,700      1,461,880      22,700      1,461,880
 (a, b) CytRx Corp., 144A                                                       82,000         94,300      82,000         94,300
 (a)    Genentech Inc.                                                                                    250,000     20,295,000
 (a)    Genzyme Corp.                                                           23,900      1,781,506      23,900      1,781,506
 (a)    Gilead Sciences Inc.                                                    56,100      2,890,833     364,000     18,756,920
 (a)    Indevus Pharmaceuticals Inc.                                           236,100      1,126,197     236,100      1,126,197
 (a)    Millennium Pharmaceuticals Inc.                                                                   200,000      3,092,000
 (a)    Myriad Genetics Inc.                                                    39,600      1,595,484      39,600      1,595,484
 (a)    Orexigen Therapeutics Inc.                                              63,700        656,110      63,700        656,110
 (a)    PDL BioPharma Inc.                                                      77,100        816,489      77,100        816,489
 (a)    RXi Pharmaceuticals Corp.                                                4,091         38,861       4,091         38,861
                                                                                        -------------              -------------
                                                                                           13,831,974                 66,237,895
                                                                                        -------------              -------------
        Capital Markets 0.5%
        The Goldman Sachs Group Inc.                                                                       25,000      4,134,750
                                                                                                                   -------------
        Chemicals 4.1%
        Monsanto Co.                                                                                      100,000     11,150,000
 (a)    The Mosaic Co.                                                                                     40,000      4,104,000
        Potash Corp. of Saskatchewan Inc.                                                                  20,000      3,104,200
        Sigma-Aldrich Corp.                                                                               250,000     14,912,500
                                                                                                                   -------------
                                                                                                                      33,270,700
                                                                                                                   -------------
        Commercial Services & Supplies 0.5%
 (a)    Stericycle Inc.                                                                                    85,000      4,377,500
                                                                                                                   -------------
        Communications Equipment 7.2%
 (a)    Cisco Systems Inc.                          89,600      2,158,464                                 604,800     14,569,632
 (a)    Comverse Technology Inc.                    62,100        956,340                                 101,900      1,569,260
        Corning Inc.                                                                                       53,300      1,281,332
        Telefonaktiebolaget LM Ericsson, B, ADR     21,100        414,615                                  21,100        414,615
 (a)    F5 Networks Inc.                            69,900      1,270,083                                 117,800      2,140,426
        Harris Corp.                                40,500      1,965,465                                  51,000      2,475,030
 (a)    Ixia                                                                                              118,900        922,664
        Nokia Corp., ADR                            98,700      3,141,621                                 332,600     10,586,658
        QUALCOMM Inc.                               76,700      3,144,700                                 315,700     12,943,700
 (a)    Research In Motion Ltd.                     14,400      1,616,112                                  85,300      9,573,219
 (a)    Riverbed Technology Inc.                    63,100        937,666                                 100,000      1,486,000
 (a)    ViaSat Inc.                                                                                        37,400        812,328
                                                             ------------                                          -------------
                                                               15,605,066                                             58,774,864
                                                             ------------                                          -------------
        Computers & Peripherals 5.8%
 (a)    Apple Inc.                                  25,700      3,687,950                                 200,200     28,728,700
 (a)    EMC Corp.                                                                                           43,700        626,658
        Hewlett-Packard Co.                                                                                360,700     16,469,562
 (a)    NetApp Inc.                                                                                         36,300        727,815

 (a)     Synaptics Inc.                         United States                                     25,600        611,328
                                                                              -------------                ------------
                                                                                 39,201,900                   4,274,213
                                                                              -------------                ------------
        Diversified Telecommunication
        Services 1.6%
        AT&T Inc.                               United States       150,000       5,745,000
        PT Telekomunikasi Indonesia, B          Indonesia
        Singapore Telecommunications Ltd.       Singapore
 (a)    Telenor ASA                             Norway
        Telus Corp.                             Canada
 (a)    Time Warner Telecom Inc., A             United States
                                                                              -------------
                                                                                  5,745,000
                                                                              -------------
        Electrical Equipment 0.8%
        ABB Ltd., ADR                           Switzerland         200,000       5,384,000
 (a)    Polypore International Inc.             United States
 (a)    SunPower Corp., A                       United States                                      9,100        678,041
                                                                              -------------                ------------
                                                                                  5,384,000                     678,041
                                                                              -------------                ------------
        Electronic Equipment & Instruments 1.2%
 (a)    Agilent Technologies Inc.               United States                                     38,100      1,136,523
 (a)    Coherent Inc.                           United States                                     18,300        510,387
 (a)    Dolby Laboratories Inc., A              United States       100,000       3,626,000
 (a)    FLIR Systems Inc.                       United States        20,000         601,800       17,400        523,566
 (a)    Itron Inc.                              United States                                      1,600        144,368
                                                                              -------------                ------------
                                                                                  4,227,800                   2,314,844
                                                                              -------------                ------------
        Energy Equipment & Services 3.4%
 (a)    FMC Technologies Inc.                   United States       200,000      11,378,000
        Schlumberger Ltd.                       United States       150,000      13,050,000
 (a)    Weatherford International Ltd.          United States        50,000       3,623,500
                                                                              -------------
                                                                                 28,051,500
                                                                              -------------
        Food & Staples Retailing 0.4%
 (a)    China Nepstar Chain Drugstore Ltd., ADR China
        CVS Caremark Corp.                      United States
        Drogasil SA                             Brazil


        Health Care Equipment & Supplies 7.5%
        Alcon Inc.                              Switzerland         100,000      14,225,000
        Baxter International Inc.               United States
        C. R. Bard Inc.                         United States
        DENTSPLY International Inc.             United States
 (a)    Enteromedics Inc.                       United States
 (a)    Greatbatch Inc.                         United States
        Hillenbrand Industries Inc.             United States
 (a)    Hologic Inc.                            United States
 (a)    Intuitive Surgical Inc.                 United States        10,000       3,243,500
        Medtronic Inc.                          United States       150,000       7,255,500
        Mentor Corp.                            United States
        Mindray Medical International Ltd., ADR China
        Smith & Nephew PLC, ADR                 United Kingdom
 (a)    St. Jude Medical Inc.                   United States
        Stryker Corp.                           United States       200,000      13,010,000
 (a)    Tomotherapy Inc.                        United States
 (a)    Zimmer Holdings Inc.                    United States
                                                                              -------------
                                                                                 37,734,000
                                                                              -------------
        Health Care Providers & Services 3.9%
 (a)    Amedisys Inc.                           United States
        Brookdale Senior Living Inc.            United States
 (a)    DaVita Inc.                             United States
        Diagnosticos DA America SA              Brazil
        Ensign Group Inc.                       United States
 (a)    Express Scripts Inc.                    United States       40,000       2,572,800
 (a)    Genoptix Inc.                           United States
 (a)    Healthways Inc.                         United States
 (a)    Henry Schein Inc.                       United States
 (a)    LifePoint Hospitals Inc.                United States
 (a)    Medco Health Solutions Inc.             United States

 (a)    Synaptics Inc.                                                                                     25,600        611,328
                                                             ------------                                          -------------
                                                                3,687,950                                             47,164,063
                                                             ------------                                          -------------
        Diversified Telecommunication
        Services 1.6%
        AT&T Inc.                                    39,582     1,515,991                                 189,582      7,260,991
        PT Telekomunikasi Indonesia, B              707,100       741,284                                 707,100        741,284
        Singapore Telecommunications Ltd.           233,000       661,965                                 233,000        661,965
 (a)    Telenor ASA                                 129,100     2,471,723                                 129,100      2,471,723
        Telus Corp.                                  32,300     1,351,755                                  32,300      1,351,755
 (a)    Time Warner Telecom Inc., A                  65,000     1,006,850                                  65,000      1,006,850
                                                             ------------                                          -------------
                                                                7,749,568                                             13,494,568
                                                             ------------                                          -------------
        Electrical Equipment 0.8%
        ABB Ltd., ADR                                                                                     200,000      5,384,000
 (a)    Polypore International Inc.                                             32,800        678,632      32,800        678,632
 (a)    SunPower Corp., A                                                                                   9,100        678,041
                                                                                        -------------              -------------
                                                                                              678,632                  6,740,673
                                                                                        -------------              -------------
        Electronic Equipment & Instruments 1.2%
 (a)    Agilent Technologies Inc.                                                                          38,100      1,136,523
 (a)    Coherent Inc.                                                                                      18,300        510,387
 (a)    Dolby Laboratories Inc., A                                                                        100,000      3,626,000
 (a)    FLIR Systems Inc.                           112,600     3,388,134                                 150,000      4,513,500
 (a)    Itron Inc.                                                                                          1,600        144,368
                                                             ------------                                          -------------
                                                                3,388,134                                              9,930,778
                                                             ------------                                          -------------
        Energy Equipment & Services 3.4%
 (a)    FMC Technologies Inc.                                                                             200,000     11,378,000
        Schlumberger Ltd.                                                                                 150,000     13,050,000
 (a)    Weatherford International Ltd.                                                                     50,000      3,623,500
                                                                                                                   -------------
                                                                                                                      28,051,500
                                                                                                                   -------------
        Food & Staples Retailing 0.4%
 (a)    China Nepstar Chain Drugstore Ltd., ADR                                 12,000        163,200      12,000        163,200
        CVS Caremark Corp.                                                      72,600      2,941,026      72,600      2,941,026
        Drogasil SA                                                             35,000        259,997      35,000        259,997
                                                                                        -------------              -------------
                                                                                            3,364,223                  3,364,223
                                                                                        -------------              -------------
        Health Care Equipment & Supplies 7.5%
        Alcon Inc.                                                                                        100,000     14,225,000
        Baxter International Inc.                                               49,300      2,850,526      49,300      2,850,526
        C. R. Bard Inc.                                                         18,100      1,744,840      18,100      1,744,840
        DENTSPLY International Inc.                                             35,800      1,381,880      35,800      1,381,880
 (a)    Enteromedics Inc.                                                       93,900        391,563      93,900        391,563
 (a)    Greatbatch Inc.                                                         36,900        679,329      36,900        679,329
        Hillenbrand Industries Inc.                                             21,400        549,980      21,400        549,980
 (a)    Hologic Inc.                                                            18,044      1,003,246      18,044      1,003,246
 (a)    Intuitive Surgical Inc.                                                                            10,000      3,243,500
        Medtronic Inc.                                                         121,000      5,852,770     271,000     13,108,270
        Mentor Corp.                                                             4,806        123,610       4,806        123,610
        Mindray Medical International Ltd., ADR                                 18,200        526,708      18,200        526,708
        Smith & Nephew PLC, ADR                                                 14,500        956,855      14,500        956,855
 (a)    St. Jude Medical Inc.                                                   33,900      1,464,141      33,900      1,464,141
        Stryker Corp.                                                           43,900      2,855,695     243,900     15,865,695
 (a)    Tomotherapy Inc.                                                        23,600        338,660      23,600        338,660
 (a)    Zimmer Holdings Inc.                                                    38,700      3,013,182      38,700      3,013,182
                                                                                        -------------              -------------
                                                                                           23,732,985                 61,466,985
                                                                                        -------------              -------------
        Health Care Providers & Services 3.9%
 (a)    Amedisys Inc.                                                           23,734        933,696      23,734        933,696
        Brookdale Senior Living Inc.                                            50,200      1,199,780      50,200      1,199,780
 (a)    DaVita Inc.                                                             54,100      2,583,816      54,100      2,583,816
        Diagnosticos DA America SA                                              64,200      1,275,412      64,200      1,275,412
        Ensign Group Inc.                                                       44,100        408,807      44,100        408,807
 (a)    Express Scripts Inc.                                                    36,600      2,354,112      76,600      4,926,912
 (a)    Genoptix Inc.                                                            8,500        212,585       8,500        212,585
 (a)    Healthways Inc.                                                         28,300      1,000,122      28,300      1,000,122
 (a)    Henry Schein Inc.                                                       28,300      1,624,420      28,300      1,624,420
 (a)    LifePoint Hospitals Inc.                                                56,900      1,563,043      56,900      1,563,043
 (a)    Medco Health Solutions Inc.                                             54,800      2,399,692      54,800      2,399,692

 (a, b) Medial Saude SA, ADR, 144A              Brazil
 (a)    MWI Veterinary Supply Inc.              United States
 (a)    Nighthawk Radiology Holdings Inc.       United States
 (a)    PSS World Medical Inc.                  United States
 (a)    Skilled Healthcare Group Inc.           United States
 (a)    Triple-S Management Corp., B            United States
        UnitedHealth Group Inc.                 United States
 (a)    VCA Antech Inc.                         United States       150,000       4,102,500
 (a)    Virtual Radiologic Corp.                United States
 (a)    WellPoint Inc.                          United States
                                                                              -------------
                                                                                  6,675,300
                                                                              -------------
        Health Care Technology 0.3%
 (a)    Cerner Corp.                            United States
 (a)    MedAssets Inc.                          United States
 (a)    Phase Forward Inc.                      United States



        Hotels, Restaurants & Leisure 0.7%
        International Game Technology           United States       150,000       6,031,500
                                                                              -------------
        Household Durables 0.2%
        Garmin Ltd.                             Cayman Islands                                    17,000        918,170
        Harman International Industries Inc.    United States                                      7,400        322,196
        Sony Corp., ADR                         Japan
                                                                                                           ------------
                                                                                                              1,240,366
                                                                                                           ------------
        Insurance 0.2%
 (a, b)    Amil Participacoes SA, 144A             Brazil
 (a, b)    Sul America SA, 144A                    Brazil



        Internet & Catalog Retail 1.1%
 (a)    Amazon.com Inc.                         United States        60,000       4,278,000       11,500        819,950
 (a)    Priceline.com Inc.                      United States        30,000       3,625,800
                                                                              -------------                ------------
                                                                                  7,903,800                     819,950
                                                                              -------------                ------------
        Internet Software & Services 4.8%
 (a)    Baidu.com Inc., ADR                     China                10,000       2,396,300        1,700        407,371
 (a)    Digital River Inc.                      United States
 (a)    Equinix Inc.                            United States                                     11,000        731,390
 (a)    Google Inc., A                          United States        40,000      17,618,800        2,600      1,145,222
 (a)    Mercadolibre Inc.                       Argentina            50,000       1,988,000
 (a)    Omniture Inc.                           United States       150,000       3,481,500       20,100        466,521
 (a)    Sohu.com Inc.                           China                60,000       2,707,800
 (a)    VeriSign Inc.                           United States                                     24,600        817,704
                                                                              -------------                ------------
                                                                                 28,192,400                   3,568,208
                                                                              -------------                ------------
        IT Services 3.4%
 (a)    Alliance Data Systems Corp.             United States                                     13,400        636,634
 (a)    Cognizant Technology Solutions Corp., A United States                                     13,900        400,737
        MasterCard Inc., A                      United States        20,000       4,459,800
        Paychex Inc.                            United States                                     25,400        870,204
 (a)    VeriFone Holdings Inc.                  United States                                     31,300        496,731
 (a)    Visa Inc., CL A                         United States       309,600      19,306,656       25,900      1,615,124
                                                                              -------------                ------------
                                                                                 23,766,456                   4,019,430
                                                                              -------------                ------------
        Life Sciences Tools & Services 4.1%
 (a)    Covance Inc.                            United States        45,000       3,733,650
 (a)    Helicos Biosciences Corp.               United States                                     13,700         82,748
 (a)    Millipore Corp.                         United States
        Pharmaceutical Product Development Inc. United States       120,000       5,028,000
 (a)    Sequenom Inc.                           United States
 (a)    Thermo Fisher Scientific Inc.           United States                                     18,000      1,023,120
 (a)    Waters Corp.                            United States       200,000      11,140,000       12,400        690,680
 (a)    Wuxi Pharmatech Cayman Inc., ADR        China
                                                                              -------------                ------------
                                                                                 19,901,650                   1,796,548
                                                                              -------------                ------------
        Media 0.7%
 (a)    The DIRECTV Group Inc.                  United States                                     34,900        865,171
 (a)    Focus Media Holding Ltd., ADR           China

 (a, b) Medial Saude SA, ADR, 144A                                              95,000        892,273      95,000        892,273
 (a)    MWI Veterinary Supply Inc.                                              26,900        948,494      26,900        948,494
 (a)    Nighthawk Radiology Holdings Inc.                                       35,100        328,536      35,100        328,536
 (a)    PSS World Medical Inc.                                                  68,700      1,144,542      68,700      1,144,542
 (a)    Skilled Healthcare Group Inc.                                           51,700        567,666      51,700        567,666
 (a)    Triple-S Management Corp., B                                            55,000        970,750      55,000        970,750
        UnitedHealth Group Inc.                                                 36,030      1,237,991      36,030      1,237,991
 (a)    VCA Antech Inc.                                                                                   150,000      4,102,500
 (a)    Virtual Radiologic Corp.                                                18,200        278,096      18,200        278,096
 (a)    WellPoint Inc.                                                          82,300      3,631,899      82,300      3,631,899
                                                                                        -------------              -------------
                                                                                           25,555,732                 32,231,032
                                                                                        -------------              -------------
        Health Care Technology 0.3%
 (a)    Cerner Corp.                                                            28,200      1,051,296      28,200      1,051,296
 (a)    MedAssets Inc.                                                          42,200        625,404      42,200        625,404
 (a)    Phase Forward Inc.                                                      40,300        688,324      40,300        688,324
                                                                                        -------------              -------------
                                                                                            2,365,024                  2,365,024
                                                                                        -------------              -------------
        Hotels, Restaurants & Leisure 0.7%
        International Game Technology                                                                     150,000      6,031,500
                                                                                                                   -------------
        Household Durables 0.2%
        Garmin Ltd.                                                                                        17,000        918,170
        Harman International Industries Inc.                                                                7,400        322,196
        Sony Corp., ADR                              13,400       536,938                                  13,400        536,938
                                                             ------------                                          -------------
                                                                  536,938                                              1,777,304
                                                             ------------                                          -------------
        Insurance 0.2%
 (a, b)    Amil Participacoes SA, 144A                                         190,000      1,208,083     190,000      1,208,083
 (a, b)    Sul America SA, 144A                                                 40,000        578,341      40,000        578,341
                                                                                        -------------              -------------
                                                                                            1,786,424                  1,786,424
                                                                                        -------------              -------------
        Internet & Catalog Retail 1.1%
 (a)    Amazon.com Inc.                                                                                    71,500      5,097,950
 (a)    Priceline.com Inc.                                                                                 30,000      3,625,800
                                                                                                                   -------------
                                                                                                                       8,723,750
                                                                                                                   -------------
        Internet Software & Services 4.8%
 (a)    Baidu.com Inc., ADR                           4,000       958,520                                  15,700      3,762,191
 (a)    Digital River Inc.                           19,100       591,527                                  19,100        591,527
 (a)    Equinix Inc.                                 23,300     1,549,217                                  34,300      2,280,607
 (a)    Google Inc., A                                6,800     2,995,196                                  49,400     21,759,218
 (a)    Mercadolibre Inc.                                                                                  50,000      1,988,000
 (a)    Omniture Inc.                                                                                     170,100      3,948,021
 (a)    Sohu.com Inc.                                11,600       523,508                                  71,600      3,231,308
 (a)    VeriSign Inc.                                31,300     1,040,412                                  55,900      1,858,116
                                                             ------------                                          -------------
                                                                7,658,380                                             39,418,988
                                                             ------------                                          -------------
        IT Services 3.4%
 (a)    Alliance Data Systems Corp.                                                                        13,400        636,634
 (a)    Cognizant Technology Solutions Corp., A                                                            13,900        400,737
        MasterCard Inc., A                                                                                 20,000      4,459,800
        Paychex Inc.                                                                                       25,400        870,204
 (a)    VeriFone Holdings Inc.                                                                             31,300        496,731
 (a)    Visa Inc., CL A                                                                                   335,500     20,921,780
                                                                                                                   -------------
                                                                                                                      27,785,886
                                                                                                                   -------------
        Life Sciences Tools & Services 4.1%
 (a)    Covance Inc.                                                            17,200      1,427,084      62,200      5,160,734
 (a)    Helicos Biosciences Corp.                                               41,500        250,660      55,200        333,408
 (a)    Millipore Corp.                                                         20,700      1,395,387      20,700      1,395,387
        Pharmaceutical Product Development Inc.                                 63,400      2,656,460     183,400      7,684,460
 (a)    Sequenom Inc.                                                           38,500        250,250      38,500        250,250
 (a)    Thermo Fisher Scientific Inc.                                           64,168      3,647,309      82,168      4,670,429
 (a)    Waters Corp.                                                            27,300      1,520,610     239,700     13,351,290
 (a)    Wuxi Pharmatech Cayman Inc., ADR                                        20,700        462,852      20,700        462,852
                                                                                        -------------              -------------
                                                                                           11,610,612                 33,308,810
                                                                                        -------------              -------------
        Media 0.7%
 (a)    The DIRECTV Group Inc.                                                                             34,900        865,171
 (a)    Focus Media Holding Ltd., ADR                36,700     1,290,005                                  36,700      1,290,005

        Grupo Televisa SA, ADR                  Mexico
        News Corp., A                           United States
 (a)    Outdoor Channel Holdings Inc.           United States
        The Walt Disney Co.                     United States
 (a)    XM Satellite Radio Holdings Inc., A     United States
                                                                                                           ------------
                                                                                                                865,171
                                                                                                           ------------
        Metals & Mining 0.2%
        Nucor Corp.                             United States        30,000       2,032,200
                                                                              -------------
        Pharmaceuticals 8.8%
        Abbott Laboratories                     United States
        Allergan Inc.                           United States        80,000       4,511,200
 (a)    Cadence Pharmaceuticals Inc.            United States
 (a)    Endo Pharmaceuticals Holdings Inc.      United States
        Johnson & Johnson                       United States       100,000       6,487,000
 (a)    MacroChem Corp.                         United States
 (a, b) MacroChem Corp., wts., PIPES, 144A,
        2/01/49                                 United States
        Merck & Co. Inc.                        United States
        Merck KGaA                              Germany
        Novartis AG                             Switzerland
        Novo-Nordisk AS, ADR                    Denmark             100,000       6,924,000
        Roche Holding AG                        Switzerland
        Schering-Plough Corp.                   United States
        Shire PLC, ADR                          United Kingdom
        Teva Pharmaceutical Industries Ltd.,
        ADR                                     Israel              250,000      11,547,500
 (a)    ViroPharma Inc.                         United States
        Wyeth                                   United States
                                                                              -------------
                                                                                 29,469,700
                                                                              -------------
        Real Estate Management &
        Development 0.1%
        Hillenbrand Inc.                        United States

        Semiconductors & Semiconductor
        Equipment 7.7%
 (a)    Advanced Analogic Technologies Inc.     United States                                     41,100        230,982
 (a)    Atheros Communications                  United States                                     24,800        516,832
 (a)    FormFactor Inc.                         United States                                     36,900        704,790
 (a)    Hittite Microwave Corp.                 United States        60,000       2,245,200
        Intel Corp.                             United States     1,125,000      23,827,500       12,800        271,104
        Intersil Corp., A                       United States                                     11,000        282,370
        KLA-Tencor Corp.                        United States       100,000       3,710,000
 (a)    Lam Research Corp.                      United States       125,000       4,777,500
        Maxim Integrated Products Inc.          United States                                     56,900      1,160,191
 (a)    MEMC Electronic Materials Inc.          United States        60,000       4,254,000        2,600        184,340
        Microchip Technology Inc.               United States                                     46,300      1,515,399
 (a)    Microsemi Corp.                         United States                                     77,000      1,755,600
 (a)    Netlogic Microsystems Inc.              United States                                     58,200      1,404,948
 (a)    NVIDIA Corp.                            United States       300,000       5,937,000
 (a)    Power Integrations Inc.                 United States                                     16,800        491,568
 (a)    Silicon Laboratories Inc.               United States                                     14,700        463,638
 (a)    Varian Semiconductor Equipment
        Associates Inc.                         United States       200,000       5,630,000       15,100        425,065
                                                                              -------------                ------------
                                                                                 50,381,200                   9,406,827
                                                                              -------------                ------------
        Software 9.2%
 (a)    Activision Inc.                         United States        50,000       1,365,500       38,666      1,055,968
 (a)    Adobe Systems Inc.                      United States       350,000      12,456,500       22,800        811,452
 (a)    ANSYS Inc.                              United States                                      8,900        307,228
 (a)    Autodesk Inc.                           United States       100,000       3,148,000

        Grupo Televisa SA, ADR                       41,700     1,010,808                                  41,700      1,010,808
        News Corp., A                                58,700     1,100,625                                  58,700      1,100,625
 (a)    Outdoor Channel Holdings Inc.                60,600       445,410                                  60,600        445,410
        The Walt Disney Co.                          28,030       879,581                                  28,030        879,581
 (a)    XM Satellite Radio Holdings Inc., A          28,500       331,170                                  28,500        331,170
                                                             ------------                                          -------------
                                                                5,057,599                                              5,922,770
                                                             ------------                                          -------------
        Metals & Mining 0.2%
        Nucor Corp.                                                                                        30,000      2,032,200
                                                                                                                   -------------
        Pharmaceuticals 8.8%
        Abbott Laboratories                                                     52,600      2,900,890      52,600      2,900,890
        Allergan Inc.                                                           22,780      1,284,564     102,780      5,795,764
 (a)    Cadence Pharmaceuticals Inc.                                            47,200        280,840      47,200        280,840
 (a)    Endo Pharmaceuticals Holdings Inc.                                      23,800        569,772      23,800        569,772
        Johnson & Johnson                                                      116,800      7,576,816     216,800     14,063,816
 (a)    MacroChem Corp.                                                        250,000         80,000     250,000         80,000
 (a, b) MacroChem Corp., wts., PIPES, 144A,
        2/01/49                                                                 75,000              0      75,000              0
        Merck & Co. Inc.                                                       122,100      4,633,695     122,100      4,633,695
        Merck KGaA                                                              36,000      4,471,071      36,000      4,471,071
        Novartis AG                                                             58,600      3,002,557      58,600      3,002,557
        Novo-Nordisk AS, ADR                                                                              100,000      6,924,000
        Roche Holding AG                                                        37,900      7,130,572      37,900      7,130,572
        Schering-Plough Corp.                                                  279,100      4,021,831     279,100      4,021,831
        Shire PLC, ADR                                                          28,800      1,669,248      28,800      1,669,248
        Teva Pharmaceutical Industries Ltd.,
        ADR                                                                     40,200      1,856,838     290,200     13,404,338
 (a)    ViroPharma Inc.                                                         71,500        639,210      71,500        639,210
        Wyeth                                                                   69,900      2,919,024      69,900      2,919,024
                                                                                        -------------              -------------
                                                                                           43,036,928                 72,506,628
                                                                                        -------------              -------------
        Real Estate Management &
        Development 0.1%
        Hillenbrand Inc.                                                        21,400        472,940      21,400        472,940
                                                                                        -------------              -------------
        Semiconductors & Semiconductor
        Equipment 7.7%
 (a)    Advanced Analogic Technologies Inc.                                                                41,100        230,982
 (a)    Atheros Communications                                                                             24,800        516,832
 (a)    FormFactor Inc.                              42,000       802,200                                  78,900      1,506,990
 (a)    Hittite Microwave Corp.                                                                            60,000      2,245,200
        Intel Corp.                                                                                     1,137,800     24,098,604
        Intersil Corp., A                                                                                  11,000        282,370
        KLA-Tencor Corp.                                                                                  100,000      3,710,000
 (a)     Lam Research Corp.                                                                               125,000      4,777,500
        Maxim Integrated Products Inc.               63,400     1,292,726                                 120,300      2,452,917
 (a)     MEMC Electronic Materials Inc.                                                                    62,600      4,438,340
        Microchip Technology Inc.                                                                          46,300      1,515,399
 (a)    Microsemi Corp.                              33,600       766,080                                 110,600      2,521,680
 (a)    Netlogic Microsystems Inc.                                                                         58,200      1,404,948
 (a)    NVIDIA Corp.                                                                                      300,000      5,937,000
 (a)    Power Integrations Inc.                                                                            16,800        491,568
 (a)    Silicon Laboratories Inc.                                                                          14,700        463,638
 (a)    Varian Semiconductor Equipment
        Associates Inc.                                                                                   215,100      6,055,065
                                                             ------------                                          -------------
                                                                2,861,006                                             62,649,033
                                                             ------------                                          -------------
        Software 9.2%
 (a)    Activision Inc.                             117,800     3,217,118                                 206,466      5,638,586
 (a)    Adobe Systems Inc.                                                                                372,800     13,267,952
 (a)    ANSYS Inc.                                                                                          8,900        307,228
 (a)    Autodesk Inc.                                                                                     100,000      3,148,000

 (a)    Bottomline Technologies Inc.            United States                                     49,000        617,400
 (a)    Concur Technologies Inc.                United States       135,000       4,191,750        8,200        254,610
 (a)    Electronic Arts Inc.                    United States       140,000       6,988,800
        Microsoft Corp.                         United States       425,000      12,061,500       28,900        820,182
        Nintendo Co. Ltd., ADR                  Japan               150,000       9,723,000
        Nintendo Co. Ltd.                       Japan                                                500        257,657
 (a)    Nuance Communications Inc.              United States                                     48,900        851,349
 (a)    Oracle Corp.                            United States                                     38,200        747,192
 (a)    Salesforce.com Inc.                     United States       100,000       5,787,000        8,600        497,682
 (a)    UbiSoft Entertainment SA                France               75,000       6,459,587
                                                                              -------------                ------------
                                                                                 62,181,637                   6,220,720
                                                                              -------------                ------------
        Wireless Telecommunication
        Services 8.4%
        America Movil SAB de CV, L, ADR         Mexico              140,000       8,916,600
 (a)    American Tower Corp., A                 United States       185,000       7,253,850       39,900      1,564,479
 (a)    Bharti Airtel Ltd.                      India
        Cellcom Israel Ltd.                     Israel
 (a)    Centennial Communications Corp., A      United States
        China Mobile (Hong Kong) Ltd., ADR      China                85,000       6,375,850
 (a)    Crown Castle International Corp.        United States                                     21,800        751,882
        Globe Telecom Inc.                      Philippines
 (a)    Leap Wireless International Inc.        United States
 (a)    MetroPCS Communications Inc.            United States
        Mobile TeleSystems, ADR                 Russia               30,000       2,275,500
 (a)    NII Holdings Inc.                       United States
        Reliance Communication Ltd.             India
        Rogers Communications Inc., B           Canada
 (a)    SBA Communications Corp.                United States
        Sprint Nextel Corp.                     United States
        Taiwan Mobile Co. Ltd.                  Taiwan
        Vimpel-Communications, ADR              Russia              120,000       3,586,800
                                                                              -------------                ------------
                                                                                 28,408,600                   2,316,361
                                                                              -------------                ------------
        Total Common Stocks and Warrants
        (Cost $516,906,523)                                                     519,112,493                  49,215,498
                                                                              -------------                ------------
        Preferred Stock (Cost $289,500) 0.1%
        Communications Equipment 0.1%
 (a, c) Dilithium Networks Inc., depository
        receipt, D, pfd., 144A, PIPES           United States
                                                                              -------------                ------------
        Total Long Term Investments
        (Cost $517,196,023)                                                     519,112,493                  49,215,498
                                                                              -------------                ------------
        Short Term Investment
        (Cost $32,143,244) 3.9%
        Money Market Fund 3.9%
 (d)    Franklin Institutional Fiduciary Trust
        Money Market Portfolio, 2.50%           United States    15,195,393      15,195,393    2,337,814      2,337,814
                                                                              -------------                ------------
        Total Investments (Cost $549,339,267)
        100.1%                                                                  534,307,886                  51,553,312
        Other Assets, less Liabilites (0.1)%                                       (942,769)                   (325,249)
                                                                              -------------                ------------
        Net Assets 100%                                                         533,365,117                  51,227,963
                                                                              -------------                ------------

 (a)    Bottomline Technologies Inc.                                                                       49,000        617,400
 (a)    Concur Technologies Inc.                                                                          143,200      4,446,360
 (a)    Electronic Arts Inc.                                                                              140,000      6,988,800
        Microsoft Corp.                                                                                   453,900     12,881,682
        Nintendo Co. Ltd., ADR                                                                            150,000      9,723,000
        Nintendo Co. Ltd.                             6,300     3,246,479                                   6,800      3,504,136
 (a)    Nuance Communications Inc.                                                                         48,900        851,349
 (a)    Oracle Corp.                                                                                       38,200        747,192
 (a)    Salesforce.com Inc.                                                                               108,600      6,284,682
 (a)    UbiSoft Entertainment SA                      6,800       585,669                                  81,800      7,045,256
                                                             ------------                                          -------------
                                                                7,049,266                                             75,451,623
                                                             ------------                                          -------------
        Wireless Telecommunication
        Services 8.4%
        America Movil SAB de CV, L, ADR              99,800     6,356,262                                 239,800     15,272,862
 (a)    American Tower Corp., A                      98,635     3,867,478                                 323,535     12,685,807
 (a)    Bharti Airtel Ltd.                           78,205     1,613,918                                  78,205      1,613,918
        Cellcom Israel Ltd.                          16,600       521,738                                  16,600        521,738
 (a)    Centennial Communications Corp., A          258,700     1,528,917                                 258,700      1,528,917
        China Mobile (Hong Kong) Ltd., ADR           38,100     2,857,881                                 123,100      9,233,731
 (a)    Crown Castle International Corp.             58,038     2,001,731                                  79,838      2,753,613
        Globe Telecom Inc.                           16,600       601,131                                  16,600        601,131
 (a)    Leap Wireless International Inc.             26,900     1,253,540                                  26,900      1,253,540
 (a)    MetroPCS Communications Inc.                215,300     3,660,100                                 215,300      3,660,100
        Mobile TeleSystems, ADR                                                                            30,000      2,275,500
 (a)    NII Holdings Inc.                           107,300     3,409,994                                 107,300      3,409,994
        Reliance Communication Ltd.                  32,400       411,414                                  32,400        411,414
        Rogers Communications Inc., B               125,700     4,521,477                                 125,700      4,521,477
 (a)    SBA Communications Corp.                    120,100     3,582,583                                 120,100      3,582,583
        Sprint Nextel Corp.                         138,700       927,903                                 138,700        927,903
        Taiwan Mobile Co. Ltd.                      585,994     1,128,135                                 585,994      1,128,135
        Vimpel-Communications, ADR                                                                        120,000      3,586,800
                                                             ------------                                          -------------
                                                               38,244,202                                             68,969,163
                                                             ------------               -------------              -------------
        Total Common Stocks and Warrants
        (Cost $516,906,523)                                    93,180,479                 126,435,474                787,943,944
                                                             ------------               -------------              -------------
        Preferred Stock (Cost $289,500) 0.1%
        Communications Equipment 0.1%
 (a, c) Dilithium Networks Inc., depository
        receipt, D, pfd., 144A, PIPES               124,248       428,656                                 124,248        428,656
                                                             ------------               -------------              -------------
        Total Long Term Investments
        (Cost $517,196,023)                                    93,609,135                 126,435,474                788,372,600
                                                             ------------               -------------              -------------
        Short Term Investment
        (Cost $32,143,244) 3.9%
        Money Market Fund 3.9%
 (d)    Franklin Institutional Fiduciary Trust
        Money Market Portfolio, 2.50%             1,203,602     1,203,602   13,406,435     13,406,435  32,143,244     32,143,244
                                                             ------------               -------------              -------------
        Total Investments (Cost $549,339,267)
        100.1%                                                 94,812,737                 139,841,909                820,515,844 (e)
        Other Assets, less Liabilites (0.1)%                     (105,324)                   (752,985)                  (788,525)(e)
                                                             ------------               -------------              -------------
        Net Assets 100%                                        94,707,413                 140,594,894                819,727,319
                                                             ------------               -------------              -------------

     FOOTNOTE LEGEND

(a)  Non-income producing for the twelve months ended March 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2008, the aggregate value of these securities was $2,772,997, representing 0.34% of net assets.

(c)  Security is restricted as of March 31, 2008.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) Includes the estimated expenses of the Transactions borne by the Target Funds and the Franklin DynaTech Fund.

     ABBREVIATION LEGEND

     ADR - American Depository Receipt

     PIPES - Private Investment in Public Equity Security

     See notes to Pro Forma combining statements

FRANKLIN TECHNOLOGY FUND
FRANKLIN GLOBAL COMMUNICATIONS FUND
FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN DYNATECH FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2008
(UNAUDITED)

                                                                                                            FRANKLIN GLOBAL
                                                                 FRANKLIN DYNATECH   FRANKLIN TECHNOLOGY    COMMUNICATIONS
                                                                       FUND                  FUND                FUND
                                                                    (UNAUDITED)           (UNAUDITED)         (UNAUDITED)
                                                                 -----------------   -------------------    --------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers                                     $284,157,558          $ 46,484,526      $ 73,878,682
      Cost - Sweep Money Fund                                           15,195,393             2,337,814         1,203,602
                                                                      ------------          ------------      ------------
      Total cost of investments                                        299,352,951            48,822,340        75,082,284
                                                                      ============          ============      ============
      Value - Unaffiliated issuers                                     519,112,493            49,215,498        93,609,135
      Value - Sweep Money Fund                                          15,195,393             2,337,814         1,203,602
                                                                      ------------          ------------      ------------
      Total value of Investments                                       534,307,886            51,553,312        94,812,737
   Cash                                                                                           48,789            28,562
   Receivables:
      Investment securities sold                                         5,050,354               143,414                --
      Capital shares sold                                                  397,538                 4,555            32,086
      Dividends and Interest                                               130,405                11,143           136,039
                                                                      ------------          ------------      ------------
         Total assets                                                  539,886,183            51,761,213        95,009,424
                                                                      ------------          ------------      ------------
Liabilities:
   Payables:
      Investment securities purchased                                    4,953,090               260,831                --
      Capital shares redeemed                                              813,228               123,420            52,432
      Affiliates                                                           571,433                68,763           109,322
      Unaffiliated transfer agent fees                                     105,015                23,178            31,189
   Distributions to shareholders                                                --                 8,353            67,876
   Other liabilities                                                        78,300                48,705            41,192
                                                                      ------------          ------------      ------------
      Total liabilities                                                  6,521,066               533,250           302,011
                                                                      ------------          ------------      ------------
         Net assets, at value                                         $533,365,117          $ 51,227,963      $ 94,707,413
                                                                      ============          ============      ============
Net assets consist of:
   Undistributed net investment income (loss)                         $ (1,104,421)         $   (567,921)     $   (279,076)
   Net unrealized appreciation (depreciation)                          234,954,935             2,729,151        19,730,175
   Accumulated net realized gain (loss)                                 22,232,334           (45,432,274)     (106,460,689)
   Capital shares                                                      277,282,269            94,499,007       181,717,003
                                                                      ------------          ------------      ------------
         Net assets, at value                                         $533,365,117          $ 51,227,963      $ 94,707,413
                                                                      ============          ============      ============
CLASS A:
   Net assets, at value                                               $458,190,481          $ 29,870,156      $ 75,498,589
                                                                      ============          ============      ============
   Shares outstanding(b)                                                16,491,655             5,623,673         5,902,746
                                                                      ============          ============      ============
   Net asset value per share(c)                                       $      27.78          $       5.31      $      12.79
                                                                      ============          ============      ============
   Maximum offering price per share (net asset value / 94.25%)        $      29.47          $       5.63      $      13.57
                                                                      ============          ============      ============
CLASS B:
   Net assets, at value                                               $ 13,743,446          $  2,780,334      $  2,918,331
                                                                      ============          ============      ============
   Shares outstanding(b)                                                   522,156               550,079           242,306
                                                                      ============          ============      ============
   Net asset value and maximum offering price per share(c)            $      26.32          $       5.05      $      12.04
                                                                      ============          ============      ============
CLASS C:
   Net assets, at value                                               $ 61,431,190          $  9,066,885      $ 16,290,493
                                                                      ============          ============      ============
   Shares outstanding(b)                                                 2,358,990             1,800,814         1,351,318
                                                                      ============          ============      ============
   Net asset value and maximum offering price per share(c)            $      26.04          $       5.03      $      12.06
                                                                      ============          ============      ============
CLASS R:
   Net assets, at value                                                                     $  6,920,980
                                                                                            ============
   Shares outstanding(b)                                                                       1,315,295
                                                                                            ============
   Net asset value and maximum offering price per share(c)                                  $       5.26
                                                                                            ============
ADVISOR CLASS:
   Net assets, at value                                                                     $  2,589,608
                                                                                            ============
   Shares outstanding(b)                                                                         475,073
                                                                                            ============
   Net asset value and maximum offering price per share(c)                                  $       5.45
                                                                                            ============

                                                                                                    FRANKLIN DYNATECH
                                                                  FRANKLIN GLOBAL    PRO FORMA        FUND PRO FORMA
                                                                 HEALTH CARE FUND   ADJUSTMENTS         COMBINED
                                                                    (UNAUDITED)     (UNAUDITED)        (UNAUDITED)
                                                                 ---------------    -----------     -----------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers                                    $112,675,257    $       --         $ 517,196,023
      Cost - Sweep Money Fund                                          13,406,435            --            32,143,244
                                                                     ------------                       -------------
      Total cost of investments                                       126,081,692            --           549,339,267
                                                                     ============    ==========         =============
      Value - Unaffiliated issuers                                    126,435,474            --           788,372,600
      Value - Sweep Money Fund                                         13,406,435            --            32,143,244
                                                                     ------------                       -------------
      Total value of Investments                                      139,841,909            --           820,515,844
   Cash                                                                    69,368                             146,719
   Receivables:                                                                              --                    --
      Investment securities sold                                        1,634,987            --             6,828,755
      Capital shares sold                                                  54,209            --               488,388
      Dividends and Interest                                              395,004            --               672,591
                                                                     ------------    ----------         -------------
         Total assets                                                 141,995,477            --           828,652,297
                                                                     ------------    ----------         -------------
Liabilities:
   Payables:
      Investment securities purchased                                     970,976            --             6,184,897
      Capital shares redeemed                                             122,614            --             1,111,694
      Affiliates                                                          167,645            --               917,163
      Unaffiliated transfer agent fees                                     48,668            --               208,050
   Distributions to shareholders                                           31,252            --               107,481
   Other liabilities                                                       59,428       168,068(a)            395,693
                                                                     ------------    ----------         -------------
      Total liabilities                                                 1,400,583       168,068             8,924,978
                                                                     ------------    ----------         -------------
         Net assets, at value                                        $140,594,894    $ (168,068)        $ 819,727,319
                                                                     ============    ==========         =============
Net assets consist of:
   Undistributed net investment income (loss)                        $   (436,945)   $ (168,068)        $  (2,556,431)
   Net unrealized appreciation (depreciation)                          13,774,411            --           271,188,672
   Accumulated net realized gain (loss)                                (2,972,141)           --          (132,632,770)
   Capital shares                                                     130,229,569            --           683,727,848
                                                                     ------------    ----------         -------------
         Net assets, at value                                        $140,594,894    $ (168,068)        $ 819,727,319
                                                                     ============    ==========         =============
CLASS A:
   Net assets, at value                                              $103,422,958    $ (137,375)        $ 666,844,810
                                                                     ============    ==========         =============
   Shares outstanding(b)                                                4,412,803    (8,428,267)           24,002,610
                                                                     ============    ==========         =============
   Net asset value per share(c)                                      $      23.44                       $       27.78
                                                                     ============                       =============
   Maximum offering price per share (net asset value / 94.25%)       $      24.87                       $       29.47
                                                                     ============                       =============
CLASS B:
   Net assets, at value                                              $  9,212,362    $   (6,251)        $  28,648,222
                                                                     ============    ==========         =============
   Shares outstanding(b)                                                  418,235      (644,329)            1,088,447
                                                                     ============    ==========         =============
   Net asset value and maximum offering price per share(c)           $      22.03                       $       26.32
                                                                     ============                       =============
CLASS C:
   Net assets, at value                                              $ 27,959,573    $  (22,602)        $ 114,725,539
                                                                     ============    ==========         =============
   Shares outstanding(b)                                                1,281,978    (2,387,476)            4,405,624
                                                                     ============    ==========         =============
   Net asset value and maximum offering price per share(c)           $      21.81                       $       26.04
                                                                     ============                       =============
CLASS R:
   Net assets, at value                                                              $   (1,304)        $   6,919,676
                                                                                     ==========         =============
   Shares outstanding(b)                                                             (1,066,207)              249,088
                                                                                     ==========         =============
   Net asset value and maximum offering price per share(c)                                              $       27.78
                                                                                                        =============
ADVISOR CLASS:
   Net assets, at value                                                              $     (536)        $   2,589,072
                                                                                     ==========         =============
   Shares outstanding(b)                                                               (381,874)               93,199
                                                                                     ==========         =============
   Net asset value and maximum offering price per share(c)                                              $       27.78
                                                                                                        =============

(a)  Reorganization costs

(b) See note 2 in the accompanying notes to pro forma combining financial statements.

(c) Redemption price is equal to the net asset value less contingent sales charges, if applicable, and redemption fees retained by the Fund.

See notes to Pro Forma combining statements

FRANKLIN TECHNOLOGY FUND
FRANKLIN GLOBAL COMMUNICATIONS FUND
FRANKLIN GLOBAL HEALTH CARE FUND
FRANKLIN DYNATECH FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2008
(UNAUDITED)

                                                                                                               FRANKLIN GLOBAL
                                                                     FRANKLIN DYNATECH   FRANKLIN TECHNOLOGY    COMMUNICATIONS
                                                                           FUND                  FUND                FUND
                                                                        (UNAUDITED)           (UNAUDITED)         (UNAUDITED)
                                                                     -----------------   -------------------   ---------------
Investment Income:
   Dividends:
      Unaffiliated issuers                                                $  3,888,974           $   348,049      $  1,077,067
      Sweep Money Fund                                                         305,260                    --                --
   Interest:                                                                       546                    --                --
      Unaffiliated issuers                                                          --                    --            21,733
   Income from securities loaned                                                48,590                    --                --
                                                                          ------------           -----------      ------------
         Total investment income                                             4,243,370               348,049         1,098,800
                                                                          ------------           -----------      ------------
Expenses:
   Management fees                                                           2,908,288               290,376           645,223
   Administrative fees                                                              --               110,140                --
   Distribution fees:
      Class A                                                                1,232,130               101,452           211,238
      Class B                                                                  157,397                34,816            37,948
      Class C                                                                  661,194                96,233           177,935
      Class R                                                                       --                35,215                --
   Transfer agent fees                                                       1,123,169               199,254           266,067
   Custodian fees                                                               11,023                 2,947            24,991
   Reports to shareholders                                                     112,918                22,968            30,205
   Registration and filing fees                                                 38,102                57,064            37,988
   Professional fees                                                            33,466                24,468            31,530
   Trustee's fees and expenses                                                   1,723                   722             1,504
   Other                                                                        10,038                 5,469             8,318
                                                                          ------------           -----------      ------------
         Total expense                                                       6,289,448               981,124         1,472,947
         Expense reductions                                                       (239)                 (387)               (6)
                                                                          ------------           -----------      ------------
            Net expenses                                                     6,289,209               980,737         1,472,941
                                                                          ------------           -----------      ------------
            Net investment income                                           (2,045,839)             (632,688)         (374,141)
                                                                          ------------           -----------      ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers                                               81,882,717             2,720,298         7,375,392
         Foreign currency transactions                                         (23,136)               13,023           170,742
                                                                          ------------           -----------      ------------
            Net realized gain (loss)                                        81,859,581             2,733,321         7,546,134
                                                                          ------------           -----------      ------------
   Net change in unrealized appreciation (depreciation)
      Investments:                                                         (50,933,542)           (6,287,552)      (10,766,660)
      Translation of assets and liabilities denominated in foreign
         currencies                                                                 --                23,299            46,410
                                                                          ------------           -----------      ------------
            Net change in unrealized appreciation (depreciation)           (50,933,542)           (6,264,253)      (10,720,250)
                                                                          ------------           -----------      ------------
Net realized and unrealized gain (loss)                                     30,926,039            (3,530,932)       (3,174,116)
                                                                          ------------           -----------      ------------
Net increase (decrease) in net assets resulting from operations           $ 28,880,200           $(4,163,620)     $ (3,548,257)
                                                                          ------------           -----------      ------------

                                                                                                      FRANKLIN DYNATECH
                                                                      FRANKLIN GLOBAL    PRO FORMA      FUND PRO FORMA
                                                                     HEALTH CARE FUND   ADJUSTMENTS*       COMBINED
                                                                        (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                                                     ----------------   ------------   -----------------
Investment Income:
   Dividends:
      Unaffiliated issuers                                               $  1,670,715     $      --        $  6,984,805
      Sweep Money Fund                                                             --            --             305,260
   Interest:                                                                       --            --                 546
      Unaffiliated issuers                                                         10            --              21,743
   Income from securities loaned                                                   --            --              48,590
                                                                         ------------     ---------        ------------
         Total investment income                                            1,670,725            --           7,360,944
                                                                         ------------     ---------        ------------
Expenses:
   Management fees                                                            838,068      (531,105)(a)       4,150,850
   Administrative fees                                                             --      (110,140)(b)              --
   Distribution fees:
      Class A                                                                 273,915            --           1,818,735
      Class B                                                                 106,072            --             336,233
      Class C                                                                 281,397            --           1,216,759
      Class R                                                                      --            --              35,215
   Transfer agent fees                                                        399,921            --           1,988,411
   Custodian fees                                                               9,243            --              48,204
   Reports to shareholders                                                     40,211       (82,092)(c)         124,210
   Registration and filing fees                                                38,288      (125,720)(d)          45,722
   Professional fees                                                           37,269       (91,594)(e)          35,139
   Trustee's fees and expenses                                                  1,891        (4,117)(f)           1,723
   Other                                                                        8,368       (22,155)(g)          10,038
                                                                         ------------     ---------        ------------
         Total expense                                                      2,034,643      (966,923)          9,811,239
         Expense reductions                                                      (923)           --              (1,555)
                                                                         ------------     ---------        ------------
            Net expenses                                                    2,033,720      (966,923)          9,809,684
                                                                         ------------     ---------        ------------
            Net investment income                                            (362,995)      966,923          (2,448,740)
                                                                         ------------     ---------        ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers                                              10,635,410            --         102,613,817
         Foreign currency transactions                                         13,904            --             174,533
                                                                         ------------     ---------        ------------
            Net realized gain (loss)                                       10,649,314            --         102,788,350
                                                                         ------------     ---------        ------------
   Net change in unrealized appreciation (depreciation)
      Investments:                                                        (17,709,002)           --         (85,696,756)
      Translation of assets and liabilities denominated in foreign
         currencies                                                            10,651            --              80,360
                                                                         ------------     ---------        ------------
            Net change in unrealized appreciation (depreciation)          (17,698,351)           --         (85,616,396)
                                                                         ------------     ---------        ------------
Net realized and unrealized gain (loss)                                    (7,049,037)           --          17,171,954
                                                                         ------------     ---------        ------------
Net increase (decrease) in net assets resulting from operations          $ (7,412,032)    $ 966,923        $ 14,723,214
                                                                         ------------     ---------        ------------

* Projected Expenses are based on current and anticipated expenses and do not include the estimated costs of the transaction of approximately $168,068 to be borne by the Funds.

(a) Pro Forma adjustment for increase in average net assets and sweep reduction in calculation of management fees.

(b)  Pro Forma adjustment for removal of administrative fees.

(c) Pro Forma adjustment for removal of duplicative reports to shareholders fees.

(d) Pro Forma adjustment for removal of duplicative registration and filing fees.

(e)  Pro Forma adjustment for removal of duplicative professional fees.

(f) Pro Forma adjustment for removal of duplicative trustee's fees and expenses.

(g)  Pro Forma adjustment for removal of duplicative other fees.

See notes to Pro Forma combining statements

NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

Subject to approval of the proposed Agreements and Plans of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund, the Franklin DynaTech Fund will acquire substantially all of the assets of the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund in exchange for the Class A, B, C, R and Advisor Class shares of the Franklin DynaTech Fund. Each reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies. The accompanying Pro Forma Combining Statements are presented to show the effect of the proposed reorganizations as if such reorganization had occurred on April 1, 2007. The Pro Forma Combining Statement of Assets and Liabilities and Statement of Investments for the Franklin DynaTech Fund, the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund have been combined to reflect balances as of March 31, 2008. The Pro Forma Combining Statement of Operations for the Franklin DynaTech Fund, the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund have been combined to reflect twelve months ended March 31, 2008. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2. SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the Class A net assets of the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund at March 31, 2008 by the Class A net asset value per share of the Franklin DynaTech Fund at March 31, 2008.

The number of Class B shares issued was calculated by dividing the Class B net assets of the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund at March 31, 2008 by the Class B net asset value per share of the Franklin DynaTech Fund at March 31, 2008.

The number of Class C shares issued was calculated by dividing the Class C net assets of the Franklin Technology Fund, the Franklin Global Communications Fund and the Franklin Global Health Care Fund at March 31, 2008 by the Class C net asset value per share of the Franklin DynaTech Fund at March 31, 2008.

DynaTech does not have Class R and Advisor Class shares outstanding as of March 31, 2008. Management intends to exchange Franklin Technology Fund's Class R and Advisor Class shares for newly-issued shares of Class R and Advisor Class DynaTech using the Class A net asset value per share on the actual acquisition date.

The number of Class R shares issued was calculated by dividing the Class R net assets of the Franklin Technology Fund at March 31, 2008 by the Class A net asset value per share of the Franklin DynaTech Fund at March 31, 2008.

The number of Advisor Class shares issued was calculated by dividing the Advisor Class net assets of the Franklin Technology Fund at March 31, 2008 by the Class A net asset value per share of the Franklin DynaTech Fund at March 31, 2008.

At the actual closing of the reorganizations, shareholders of Franklin Technology Fund, Franklin Global Health Care Fund, and Franklin Global Communications Fund will receive shares of Franklin DynaTech Fund based on the relative net asset values of the Funds as of 1:00 p.m., Pacific Time, on the closing date. The actual exchange ratios may be higher or lower than those used in these pro forma statements.

3. INVESTMENT RESTRICTIONS

None of the securities held by the Franklin Technology Fund, the Global Communications Fund and the Franklin Global Health Care Fund as of the closing date will violate the investment restrictions of the Franklin DynaTech Fund.

4. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

Each Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by each Fund's Board of Trustees.

6. REORGANIZATION COSTS

The Franklin Technology Fund, the Franklin Global Health Care Fund, and the Franklin Global Communications Fund will each pay 25% of their respective expenses, including the costs of proxy solicitation, resulting from their participation in a reorganization. The Franklin DynaTech Fund will pay 25% of such expenses for each reorganization. FAI will pay the remaining 50% of such expenses for each reorganization. The total amount of such expenses for the reorganization of the Franklin Technology Fund is estimated to be $90,078. The total amount of such expenses for the reorganization of the Franklin Global Health Care Fund is estimated to be $108,057. The total amount of such expenses for the reorganization of the Franklin Global Communications Fund is estimated to be $138,000.